Document and Entity Information	12 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	Bonanza Goldfield Corp.
Entity Central Index Key	0001439264
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
ASSETS:
Cash	$ 143,558	$ 85,623	$ 23,306
Prepaid interest		20,200
Total current assets	143,558	105,823	23,306
Property and equipment, net	41,554	43,767	7,250
Mining claims	250,000	250,000	250,000
TOTAL ASSETS	435,112	399,590	280,556
LIABILITIES AND STOCKHOLDERS' EQUITY:
Accounts payable and accrued liabilities	73,828	41,967	93,342
Accrued interest	50,276	43,409	27,098
Accounts payable and accrued liabilities - related party		18,000	76,316
Disputed payable	293,450	293,450
Common stock payable	298,000	38,000
Deferred liabilities	60,000	60,000	50,000
Convertible note payable	76,875	76,875	53,000
Notes payable, net of discount $0 and $29,430	594,699	594,699	520,269
TOTAL LIABILITIES	1,447,128	1,166,400	820,025
STOCKHOLDERS' DEFICIT
Series A Preferred stock, $0.0001 par value, 20,000,000 shares authorized; 0 and 3,000,000 issued and outstanding as of June 30, 2012 and 2011, respectively			300
Common stock, $0.0001 par value, 500,000,000 shares authorized; 320,862,680 and 278,507,916 issued and outstanding as of June 30, 2012 and 2011, respectively	33,165	32,086	27,851
Additional paid-in capital	6,083,640	5,807,958	4,947,879
Subscription receivable	(37,500)
Deficit accumulated during exploration stage	(7,091,321)	(6,606,854)	(5,515,499)
TOTAL STOCKHOLDERS' DEFICIT	(1,012,016)	(766,810)	(539,469)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 435,112	$ 399,590	$ 280,556

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Liabilities
Discount on notes payable		$ 0	$ 29,430
Stockholders Equity
Preferred Stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock Issued	0	0	3,000,000
Preferred Stock Outstanding	0	0	3,000,000
Common Stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock Authorized	500,000,000	500,000,000	500,000,000
Common Stock Issued	331,656,125	320,862,680	278,507,916
Common Stock Outstanding	331,656,125	320,862,680	278,507,916

Statements of Operations (USD $)	3 Months Ended		12 Months Ended		55 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES:
General and administrative	439,841	65,182	768,056	1,411,239	2,950,020
Exploration expense	20,684	27,701	66,282	106,782	270,004
Impairment of mining claims				615,700	714,700
Impairment of other assets				32,122	32,122
Total operating expenses	460,525	92,883	834,338	2,165,843	3,966,846
OTHER EXPENSES:
Interest expense	23,942	32,484	192,517	94,832	2,910,691
Loss on settlement of litigation			59,000		59,000
Loss on settlement of accounts payable			5,500	27,514	33,014
Loss on debt conversion				121,770	121,770
Total other expense	23,942	32,484	257,017	244,116	3,124,475
NET LOSS	$ (484,467)	$ (125,367)	$ (1,091,355)	$ (2,409,959)	$ (7,091,321)
NET LOSS PER SHARE:
Basic and diluted	$ 0	$ 0	$ 0	$ (0.02)
Weighted average of common shares outstanding, basic and diluted	320,980,000	281,827,808	298,840,858	156,100,500

Statement of Stockholders' Deficit (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - amount at Mar. 05, 2008
Beginning Balance - shares at Mar. 05, 2008
Stock issued for compensation, shares		6,997,900
Stock issued for compensation, amount		700	69,279		69,979
Common stock issued for cash, shares		3,302,100
Common stock issued for cash, amount		330	84,670		85,000
Options issued			2,500		2,500
Net loss				(103,723)	(103,723)
Ending Balance - amount at Jun. 18, 2008		1,030	156,449	(103,723)	53,756
Ending Balance - shares at Jun. 18, 2008		10,300,000
Net loss				(2,283,997)	(2,283,997)
Forward split, shares		61,800,000
Forward split, amount		6,180	(6,180)
Beneficial conversion feature			2,108,000		2,108,000
Option valuation			59,399		59,399
Ending Balance - amount at Jun. 18, 2009		7,210	2,317,668	(2,387,720)	(62,842)
Ending Balance - shares at Jun. 18, 2009		72,100,000
Net loss				(717,820)	(717,820)
Beneficial conversion feature			(33,172)		(33,172)
Common stock issued for interest expense, shares		11,932,260
Common stock issued for interest expense, amount		1,193	495,567		496,760
Common stock cancelled, shares		(14,000,000)
Common stock cancelled, amount		(1,400)	1,400
Common stock issued for debt conversion, shares		1,897,878
Common stock issued for debt conversion, amount		190	60,262		60,452
Ending Balance - amount at Jun. 30, 2010		7,193	2,841,725	(3,105,540)	(256,622)
Ending Balance - shares at Jun. 30, 2010		71,930,138
Stock issued for compensation, shares	3,000,000
Stock issued for compensation, amount	300				300
Common stock issued for cash, shares		34,000,000
Common stock issued for cash, amount		3,400	171,600		175,000
Net loss				(2,409,959)	(2,409,959)
Beneficial conversion feature			50,000
Common stock issued for mining claim, shares		41,700,000
Common stock issued for mining claim, amount		4,170	454,530		458,700
Common stock issued for services		10,800,000
Common stock issued for services		1,080	87,860		88,940
Common stock issued without proper authorization, shares		86,000,000
Common stock issued without proper authorization, amount		8,600	976,500		985,100
Common stock issued for accounts payable conversion, shares		4,780,000
Common stock issued for accounts payable conversion, amount		478	41,586		42,064
Common stock issued for debt conversion, shares		20,520,000
Common stock issued for debt conversion, amount		2,052	197,598		199,650
Common stock issued with note, shares		5,000,000
Common stock issued with note, amount		500	47,887		48,387
Common stock issued for equipment, shares		3,777,778
Common stock issued for equipment, amount		378	35,994		36,372
Warrants and Options			42,599		42,599
Ending Balance - amount at Jun. 30, 2011	300	27,851	4,947,879	(5,515,499)	(539,469)
Ending Balance - shares at Jun. 30, 2011	3,000,000	278,507,916
Common stock issued for cash, shares		55,904,764
Common stock issued for cash, amount		5,590	553,410		559,000
Net loss				(1,091,355)	(1,091,355)
Beneficial conversion feature			75,000		75,000
Common stock issued for interest expense, shares		1,000,000
Common stock issued for interest expense, amount		100	14,900		15,000
Stocks cancelled by David Janney, former officer, shares	(3,000,000)	(20,000,000)
Stocks cancelled by David Janney, former officer, amount	(300)	(2,000)	2,300
Common stock issued for services		2,200,000			2,200,000
Common stock issued for services		220	19,880		20,100
Common stock issued for accounts payable conversion, shares		750,000
Common stock issued for accounts payable conversion, amount		75	7,425		7,500
Warrants and Options			138,587		138,587
Common stock issued for settlement of litigation, shares		2,500,000
Common stock issued for settlement of litigation, amount		250	29,250		29,500
Extinguishment of debt			19,327		19,327
Ending Balance - amount at Jun. 30, 2012		$ 32,086	$ 5,807,958	$ (6,606,854)	$ (766,810)
Ending Balance - shares at Jun. 30, 2012		320,862,680

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		55 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (484,467)	$ (125,367)	$ (1,091,355)	$ (2,409,959)	$ (7,091,321)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,213	121	483		2,696
Impairment of mining claims				615,700	714,700
Impairment of other assets				32,122	32,122
Stock based compensation	359,261	42,600	213,887	1,116,939	1,836,515
Amortization of debt discount		12,196	119,930	68,957	2,287,366
Common stock issued for interest expense			7,300		504,060
Loss on settlement of litigation			59,000		59,000
Loss on account payable conversion			5,500	27,514	33,014
Loss on conversion of notes payable				121,770	121,770
Changes in assets and liabilities:
Prepaid expenses and other current assets	20,200		(12,500)		7,700
Accounts payable and accrued expenses	20,728	(53,224)	(36,891)	97,386	52,984
Accrued expenses - related party		(37,288)	(38,989)	76,316	18,000
Disputed payable and other payable			221,250		293,450
Deferred liabilities			10,000	50,000	60,000
Net cash used in operating activities	(82,065)	(160,962)	(542,385)	(203,255)	(1,067,944)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in mining property			(33,173)	(50,000)	(149,000)
Purchase of intangible asset					(36,173)
Net cash used in investing activities			(33,173)	(50,000)	(185,173)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes payable			(58,000)		355,800
Proceeds from notes payable		(53,000)	50,000	101,300	(58,000)
Proceeds from convertible note payable			76,875		129,875
Proceeds from the sale of common stock	140,000	193,000	569,000	175,000	969,000
Net cash provided by financing activities	140,000	140,000	637,875	276,300	1,396,675
INCREASE (DECREASE) IN CASH	57,935	(20,962)	62,317	23,045	143,558
CASH, BEGINNING OF PERIOD	85,623	23,306	23,306	261
CASH, END OF PERIOD	143,558	2,344	85,623	23,306	143,558
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	1,875	22,725	47,100	2,500	557,849
Income taxes paid
NONCASH INVESTING AND FINANCING TRANSACTIONS
Extinguishment of debt			19,327		19,327
Notes issued to acquire mining claims				357,000	357,000
Common stock issued for prepay interest			7,700		7,700
Common stock issued for note modification				48,387	48,387
Common stock issued to acquire mining claim				458,700	458,700
Common stock issued for fixed assets		3,023	7,500	36,372	43,872
Common stock issued for accounts payable and accrued liabilities		19,328		126,267	138,332
Common stock issued for conversion of debt			29,500		29,500
Common stock to be issued for settlement of litigation			$ 15,500		$ 15,500

1. DESCRIPTION OF BUSINESS AND GOING CONCERN	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Accounting Policies [Abstract]
1. DESCRIPTION OF BUSINESS AND GOING CONCERN

Bonanza Goldfields Corp. (the “Company”) was incorporated under the laws of the State of Nevada on March 6, 2008 (Inception). The Company’s fiscal year ends on June 30.  The Company is in the process of acquiring mineral properties or claims located in the State of Arizona. The recoverability of amounts from the properties or claims will be dependent upon the discovery of economically recoverable reserves, confirmation of the Company's interest in the underlying properties and/or claims, the ability of the Company to obtain necessary financing to satisfy the expenditure requirements under the property and/or claim agreements and to complete the development of the properties and/or claims, and upon future profitable production or proceeds for the sale thereof.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which contemplate continuation of the Company as a going concern. However, the Company has a working deficit and has not generated revenues since inception. During the three months ended September 30, 2012, the Company incurred a net loss of $484,467 and as of September 30, 2012, has an accumulated deficit of $7,091,321.  Further, the Company has inadequate working capital to maintain or develop its operations, and is dependent upon funds from private investors and the support of certain stockholders.  These factors raise substantial doubt about the ability of the Company to continue as a going concern.  The financial statements do not include any adjustments that might result from the outcome of these uncertainties.  In this regard, Management is planning to raise any necessary additional funds through loans and additional sales of its common stock. There is no assurance that the Company will be successful in raising additional capital.

The Company's ability to meet its obligations and continue as a going concern is dependent upon its ability to obtain additional financing, achievement of profitable operations and/or the discovery, exploration, development and sale of mining reserves. The Company cannot reasonably be expected to earn revenue in the exploration stage of operations. Although the Company plans to pursue additional financing, there can be no assurance that the Company will be able to secure financing when needed or to obtain such financing on terms satisfactory to the Company, if at all.

Bonanza Goldfields Corp. (the “Company”) was incorporated under the laws of the State of Nevada on March 6, 2008.  The Company’s fiscal year ends on June 30.  The Company is in the process of acquiring mineral properties or claims located in the State of Arizona.  The recoverability of amounts from the properties or claims will be dependent upon the discovery of economically recoverable reserves, confirmation of the Company's interest in the underlying properties and/or claims, the ability of the Company to obtain necessary financing to satisfy the expenditure requirements under the property and/or claim agreements and to complete the development of the properties and/or claims, and upon future profitable production or proceeds for the sale thereof.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which contemplate continuation of the Company as a going concern.  However, the Company has a working deficit and has not generated revenues since inception.  During the year ended June 30, 2012, the Company incurred a net loss of $1,091,355 and as of June 30, 2012 has an accumulated deficit of $6,606,854.  Further, the Company has inadequate working capital to maintain or develop its operations, and is dependent upon funds from private investors and the support of certain stockholders.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.  The financial statements do not include any adjustments that might result from the outcome of these uncertainties.  In this regard, Management is planning to raise any necessary additional funds through loans or additional sales of its common stock.  There is no assurance that the Company will be successful in raising additional capital.

The Company's ability to meet its obligations and continue as a going concern is dependent upon its ability to obtain additional financing, achievement of profitable operations and/or the discovery, exploration, development and sale of mining reserves.  The Company cannot reasonably be expected to earn revenue in the exploration stage of operations.  Although the Company plans to pursue additional financing, there can be no assurance that the Company will be able to secure financing when needed or to obtain such financing on terms satisfactory to the Company, if at all.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission and should be read in conjunction with the audited financial statements and notes thereto contained in the Company's latest Annual Report filed with the SEC on Form 10-K for the year ended June 30, 2012.  In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein.  The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year.  Notes to the unaudited interim financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year as reported in the Form 10-K have been omitted.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) the disclosure of contingent assets and liabilities known to exist as of the date the financial statements are published, and (iii) the reported amount of net sales and expenses recognized during the periods presented. Adjustments made with respect to the use of estimates often relate to improved information not previously available. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of financial statements; accordingly, actual results could differ from these estimates.

Management evaluates these estimates and assumptions on a regular basis.  Actual results could differ from those estimates.

Exploration Stage Company

The Company's financial statements are prepared pursuant to SEC guidance and Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 915, Development Stage Entities, as it devotes substantially all of its efforts to acquiring and exploring mining interests that will eventually provide sufficient net profits to sustain the Company’s existence.

Mineral property rights

All direct costs related to the acquisition of mineral property rights are capitalized. Exploration costs are charged to operations in the period incurred until such time as it has been determined that a property has economically recoverable reserves, at which time subsequent exploration costs and the costs incurred to develop a property are capitalized. The Company reviews the carrying values of its mineral property rights whenever events or changes in circumstances indicate that their carrying values may exceed their estimated net recoverable amounts. An impairment loss is recognized when the carrying value of those assets is not recoverable and exceeds its fair value. As of September 30, 2012, management has determined that there was no impairment loss required for the three months then ended.

At such time as commercial production may commence, depletion of each mining property will be provided on a unit-of-production basis using estimated proven and probable recoverable reserves as the depletion base. In cases where there are no proven or probable reserves, depletion will be provided on the straight-line basis over the expected economic life of the mine.

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant, and equipment, and purchased intangibles, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Goodwill and other intangible assets are tested for impairment.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Management has determined that there is no impairment loss required for the three months ended September 30, 2012.

Asset Retirement Obligations

The Company had no operating properties at September 30, 2012, but the Company’s mineral properties will be subject to standards for mine reclamation that are established by various governmental agencies.  For these non-operating properties, the Company accrues costs associated with environmental remediation obligations when it is probable that such costs will be incurred and they are reasonably estimable.  Costs of future expenditures for environmental remediation are not discounted to their present value.  Such costs are based on management's current estimate of amounts that are expected to be incurred when the remediation work is performed within current laws and regulations.

It is reasonably possible that due to uncertainties associated with defining the nature and extent of possible environmental contamination, application of laws and regulations by regulatory authorities, and changes in remediation technology, the ultimate cost of remediation and reclamation could change in the future.  The Company continually reviews its accrued liabilities for such remediation and reclamation costs as evidence becomes available indicating that its remediation and reclamation liability has changed.

The Company recognizes the fair value of a liability for an asset retirement obligation in the period in which it is incurred, if a reasonable estimate of fair value can be made.  The associated asset retirement costs are capitalized as part of the carrying amount of the associated long-lived assets and depreciated over the lives of the assets on a units-of-production basis.  Reclamation costs are accreted over the life of the related assets and are adjusted for changes resulting from the passage of time and changes to either the timing or amount of the original present value estimate on the underlying obligation.  There were no asset retirement obligations as of September 30, 2012 as there are presently no underlying obligations.

Property and Equipment

Property and equipment is recorded at cost and depreciated over the estimated useful lives of the assets using principally the straight-line method. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds realized thereon.  Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

The range of estimated useful lives used to calculated depreciation for principal items of property and equipment are as follow:

Asset Category	Depreciation/ Amortization Period
Furniture and Fixture	5 Years
Office equipment	3 Years
Leasehold improvements	5 Years

Income Taxes

Deferred income taxes are provided, to reflect the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company follows a two-step approach to ultimately recognize and measure uncertain tax positions.  The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement.  The Company considers many factors when evaluating and estimating the Company's tax positions and tax benefits, which may require periodic adjustments.  At September 30, 2012, the Company did not record any liabilities for uncertain tax positions.

Concentration of Credit Risk

The Company maintains its operating cash balances in banks in Phoenix, Arizona.  The Federal Depository Insurance Corporation (“FDIC”) insures accounts at each institution up to $250,000.

Share-Based Compensation

The measurement of the cost of services received in exchange for an award of an equity instrument is based on the grant-date fair value of the award.  Compensation cost is recognized when the event occurs.  The Black-Scholes option-pricing model is used to estimate the fair value of options granted.

Basic and Diluted Net Loss Per Common Share

Net loss per common share was computed by dividing the net loss by the weighted average number of common shares outstanding during the period.  The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding.  Diluted net loss per share for the Company is the same as basic net loss per share, as during the period where a net loss is reported, the inclusion of common stock equivalents would be antidilutive and are therefore excluded from the calculation.

At September 30, 2012 and 2011, common stock equivalents consisted of warrants to purchase 25,500,000 and 12,000,000 shares of common stock, respectively.

Fair Value of Financial Instruments

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties other than in a forced sale or liquidation.

The carrying amounts of the Company’s financial instruments, including cash, accounts payable and accrued liabilities, accrued interest and related party payable, approximate fair value due to their most maturities.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current period presentation for comparative purposes.

Recent Accounting Pronouncements

The Company’s management does not believe that any recently issued effective pronouncements, or pronouncements issued but not yet effective, if adopted, would have a material effect on the accompanying financial statements.

Basis of Presentation

The Company prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) the disclosure of contingent assets and liabilities known to exist as of the date the financial statements are published, and (iii) the reported amount of net sales and expenses recognized during the periods presented.  Adjustments made with respect to the use of estimates often relate to improved information not previously available.  Uncertainties with respect to such estimates and assumptions are inherent in the preparation of financial statements; accordingly, actual results could differ from these estimates.

Management evaluates these estimates and assumptions on a regular basis.  Actual results could differ from those estimates.

Exploration Stage Enterprise

The Company's financial statements are prepared pursuant to SEC guidance and Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 915, Development Stage Entities, as it devotes substantially all of its efforts to acquiring and exploring mining interests that will eventually provide sufficient net profits to sustain the Company’s existence.

Mineral property rights

All direct costs related to the acquisition of mineral property rights are capitalized. Exploration costs are charged to operations in the period incurred until such time as it has been determined that a property has economically recoverable reserves, at which time subsequent exploration costs and the costs incurred to develop a property are capitalized.  The Company reviews the carrying values of its mineral property rights whenever events or changes in circumstances indicate that their carrying values may exceed their estimated net recoverable amounts.  An impairment loss is recognized when the carrying value of those assets is not recoverable and exceeds its fair value.  As of June 30, 2012, management has determined that there was no impairment loss required as compared to impairment loss of $615,700 required on June 30, 2011.

At such time as commercial production may commence, depletion of each mining property will be provided on a unit-of-production basis using estimated proven and probable recoverable reserves as the depletion base.  In cases where there are no proven or probable reserves, depletion will be provided on the straight-line basis over the expected economic life of the mine.

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant, and equipment, and purchased intangibles, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Goodwill and other intangible assets are tested for impairment.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. As of June 30, 2011, management has determined that there was impairment loss required of $647,822.  There was no impairment loss required for June 30, 2012.

Asset Retirement Obligations

The Company had no operating properties at June 30, 2012, but the Company’s mineral properties will be subject to standards for mine reclamation that are established by various governmental agencies.  For these non-operating properties, the Company accrues costs associated with environmental remediation obligations when it is probable that such costs will be incurred and they are reasonably estimable.  Costs of future expenditures for environmental remediation are not discounted to their present value.  Such costs are based on management's current estimate of amounts that are expected to be incurred when the remediation work is performed within current laws and regulations.

It is reasonably possible that due to uncertainties associated with defining the nature and extent of possible environmental contamination, application of laws and regulations by regulatory authorities, and changes in remediation technology, the ultimate cost of remediation and reclamation could change in the future.  The Company continually reviews its accrued liabilities for such remediation and reclamation costs as evidence becomes available indicating that its remediation and reclamation liability has changed.

The Company recognizes the fair value of a liability for an asset retirement obligation in the period in which it is incurred, if a reasonable estimate of fair value can be made.  The associated asset retirement costs are capitalized as part of the carrying amount of the associated long-lived assets and depreciated over the lives of the assets on a units-of-production basis.  Reclamation costs are accreted over the life of the related assets and are adjusted for changes resulting from the passage of time and changes to either the timing or amount of the original present value estimate on the underlying obligation.  There were asset retirement obligations as of June 30, 2012 as there are presently no underlying obligations.

Property and Equipment

Property and equipment is recorded at cost and depreciated over the estimated useful lives of the assets using principally the straight-line method. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds realized thereon.  Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

The range of estimated useful lives used to calculated depreciation for principal items of property and equipment are as follow:

Asset Category	Depreciation/ Amortization Period
Furniture and Fixture	5 Years
Office equipment	3 Years
Leasehold improvements	5 Years

Income Taxes

Deferred income taxes are provided based on the provisions of ASC Topic 740, Income Taxes, to reflect the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company follows a two-step approach to ultimately recognize and measure uncertain tax positions.  The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement.  The Company considers many factors when evaluating and estimating the Company's tax positions and tax benefits, which may require periodic adjustments.  At June 30, 2012, the Company did not record any liabilities for uncertain tax positions.

Concentration of Credit Risk

The Company maintains its operating cash balances in banks in Phoenix, Arizona.  The Federal Depository Insurance Corporation (“FDIC”) insures accounts at each institution up to $250,000.

Share-Based Compensation

The measurement of the cost of services received in exchange for an award of an equity instrument is based on the grant-date fair value of the award.  Compensation cost is recognized when the event occurs.  The Black-Scholes option-pricing model is used to estimate the fair value of options granted.

Basic and Diluted Net Loss Per Common Share

Net loss per common share was computed by dividing the net loss by the weighted average number of common shares outstanding during the period.  The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding.  Diluted net loss per share for the Company is the same as basic net loss per share, as during period where a net loss is reported, the inclusion of common stock equivalents would be antidilutive.

At June 30, 2012 and 2011, common stock equivalents consisted of warrants to purchase 25,500,000 and 6,000,000 shares of common stock, respectively.

Fair Value of Financial Instruments

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties other than in a forced sale or liquidation.

The carrying amounts of the Company’s financial instruments, including cash, accounts payable and accrued liabilities, accrued interest and related party payable, approximate fair value due to their most maturities.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current period presentation for comparative purposes.

Recent Accounting Pronouncements

The Company’s management does not believe that any recently issued effective pronouncements, or pronouncements issued but not yet effective, if adopted, would have a material effect on the accompanying financial statements.

3. MINING CLAIMS	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
3. MINING CLAIMS

The following is a detail of mining claims at September 30, 2012 and June 30, 2012:

	September 30, 2012	June 30, 2012
Midas Placer Mining Claim (fully impaired)	$565,700	$565,700
Tarantula Mining Claim	250,000	250,000
Osiris Gold Joint Venture (fully impaired)	50,000	50,000
Total mining and equipment activity	865,700	865,700
Accumulated impairment of mining claims	(615,700)	(615,700)
Total Mining Claims	$250,000	$250,000

The Company has impaired all claims except for the Tarantula (Hull Lode) mining claim.

The following is a detail of mining claims at June 30, 2012 and 2011:

	June 30, 2012	June 30, 2011
Midas Placer Mining Claim (fully impaired)	$565,700	$565,700
Tarantula Mining Claim	250,000	250,000
Osiris Gold Joint Venture (fully impaired)	50,000	50,000
Total mining and equipment activity	865,700	865,700
Accumulated impairment of mining claims	(615,700)	(615,700)
Total Mining Claims	$250,000	$250,000

The Company has impaired all claims except for the Tarantula (Hull Lode) mining claim.

During the year ended June 30, 2012, the Company learned that the title of Midas Placer Claim which the Company purchased from Global Minerals, Inc., was never transferred to the Company. The Company did not record any adjustment during the year ended June 30, 2012 as the Midas Placer Mining Claim was fully impaired during fiscal year 2011.

4. NOTES PAYABLE	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Debt Disclosure [Abstract]
4. NOTES PAYABLE
The Company had the following notes payable outstanding as of September 30, 2012 and June 30, 2012:

	September 30, 2012	June 30, 2012
Gold Exploration LLC (a)
Dated - June 1, 2008	$52,699	$52,699

Venture Capital International (b)
Dated – March 30, 2009	12,000	12,000

Venture Capital International (c)
Dated - May 7, 2009	17,000	17,000

Advantage Systems Enterprises Limited (d)
Dated – July 3, 2009	17,000	17,000

Advantage Systems Enterprises Limited (e)
Dated – August 7, 2009	10,000	10,000

Venture Capital International (f)
Dated – October 15, 2009	10,000	10,000

Venture Capital International (g)
Dated – October 27,2009	7,000	7,000

Advantage Systems Enterprises Limited (h)
Dated – November 9, 2009	25,000	25,000

Venture Capital International (i)
Dated – November 23, 2009	5,000	5,000

Strategic Relations Consulting, Inc. (j)
Dated – March 31, 2010	15,000	15,000

Summit Technology Corporation, Inc. (k)
Dated November 22, 2010	2,000	7,000

Gold Exploration LLC (l)
Dated July 29, 2010	97,000	97,000

Freedom Boat, LLC (m)
Dated February 7, 2011	250,000	250,000

Dr. Linh B. Nguyen (n)
Dated May 23, 2011	25,000	25,000

Mr. Charles Chapman (o)
Dated December 27, 2011	50,000	50,000

Mr. Leroy Steury
Dated March 12, 2012 (p)	76,875	76,875
Total notes and convertible note payable	671,574	671,574
Less current portion of long-term debt	(671,574)	(671,574)
Long term debt	$-	$-

(a) The Company entered into a purchase agreement to purchase mining claims with Gold Exploration LLC in the amount of $99,000 on June 1, 2008. The Company paid $15,000 in cash and issued a note for $84,000 with an interest rate of 12% for the remaining balance. Pursuant to the purchase agreement, $7,000 is to be paid each 90 days until the full principal balance plus accrued interest is paid off. As of September 30, 2012 and June 30, 2012, principal and interest payable to Gold Exploration LLC for this note is $66,941 and $65,346, respectively.  This note is presently in default.

(b) On March 30, 2009, the Company issued a $12,000 demand promissory note to Venture Capital International, Inc. The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, the Company principal and interest payable to Venture Capital International, Inc. related to this note is $14,083 and $13,932, respectively.

(c) On May 7, 2009, the Company issued a $17,000 demand promissory note to Venture Capital International, Inc.   The note is due on demand and has an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Venture Capital International, Inc. related to this note is $19,862 and $19,648, respectively.

(d) On July 3, 2009, the Company issued a $17,000 demand promissory note to Advantage Systems Enterprise Limited.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Advantage Systems Enterprise Limited related to this note is $19,764 and $19,550, respectively.

(e) On August 7, 2009, the Company issued a $10,000 demand promissory note to Advantage Systems Enterprises Limited.  The note is due on demand with an interest rate of 5%. As of September 30, 2012 and June 30, 2012, principal and interest payable to Advantage Systems Enterprise Limited, Inc. related to this note is $11,574 and $11,448, respectively.

(f) On October 15, 2009, the Company issued a $10,000 demand promissory note to Venture Capital International.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and J June 30, 2012, principal and interest payable to Venture Capital International related to this note is $11,479 and $11,353, respectively.

(g) On October 27, 2009, the Company issued a $7,000 demand promissory note to Venture Capital.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Venture Capital International related to this note is $8,024 and $7,936, respectively.

(h) On November 9, 2009, the Company issued a $25,000 demand promissory note to Advantage Systems Enterprise Limited.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Advantage Systems Enterprise Limited related to this note is $28,637 and $28,322, respectively.

(i) On November 23, 2009, the Company issued a $5,000 demand promissory note to Venture Capital International.  The note is due on demand with an interest rate of 5%. As of September 30, 2012 and June 30, 2012, principal and interest payable to Venture Capital International related to this note is $5,713 and $5,650, respectively.

(j) On March 31, 2010, the Company issued a $15,000 demand promissory note to Strategic Relations Consulting, Inc.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012 principal and interest payable to Strategic Relations Consulting, Inc. related to this note is $16,878 and $16,689, respectively.

(k) On November 22, 2010, the Company issued a $7,000 demand promissory note to Summit Technologies Corporation, Inc.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Strategic Relations Consulting, Inc. related to this note is $2,336 and $2,311, respectively.

All of the above demand promissory notes issued by the Company were unsecured.

(l) On July 29, 2010, the Company issued 8,300,000 common shares to Gold Exploration LLC, valued at $83,000 (or $0.01 per share) based upon the closing price of the Company’s stock on the date the agreement was executed, to partially repay $10,000 of principal on the promissory note held by Gold Exploration LLC initially issued to Global Mineral Resources Corporation.  This payment of common stock reduced the outstanding balance of the note held by Gold Exploration LLC to $97,000. The Company recognized a loss on debt conversion of $73,000.  During fiscal year 2012, the note holder called the balance of the note and demanded payment. The note holder claimed that the note was in default because the Company failed to maintain the Midas Placer Mining Claim, collateral which secured the note.  Pursuant to the note agreement, the note should accrue interest at 12% when due or declared due. The note is classified as a current liability on the balance sheets. As of September 30, 2012 and June 30, 2012, principal and interest payable to Gold Exploration LLC related to this note is $111,574 and $108,640, respectively.

(m) On February 7, 2011, the Company issued a $250,000 promissory note with an interest rate of 12% per annum to Freedom Boat LLC (“Freedom Boat”). Payment of $2,500 is due monthly from July 5, 2011 through December 5, 2011 with a final payment of interest and principal of $260,000 that because due on February 7, 2012. Freedom Boat also has a right to royalties under certain conditions. The note is secured by the Hull Lode claim, the West Acre Hull tract, property held by David Janney, former officer, and 10,000,000 of the Company’s common shares currently held in escrow.  Proceeds from the note were used to purchase the Tarantula Mining Claim from Judgetown, LLC.  As of September 30, 2012 and June 30, 2012, the remaining principal owed was $250,000.   This note is presently in default but the Company is negotiating with the holder for an extension of this note.

(n) The Company entered into a demand promissory note with Linh B. Ngnyen on May 23, 2011 in the amount of $25,000.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Linh B. Ngnyen related to this note is $26,692 and $26,377, respectively.

(o) On December 27, 2011, the Company issued a $50,000 promissory note to Mr. Charles Chapman.  The note was due on February 15, 2012 with an interest rate of 12%.  Pursuant to the note agreement, Mr. Chapman has the right to receive 500,000 shares of the Company’s common stock in lieu of interest payments. On December 28, 2011, the Company issued 500,000 shares valued at $4,000 in lieu of the interest.  On March 19, 2012, the note agreement was amended to extend the due date to May 15, 2012.  Pursuant to the amendment, the Company agreed to issue an additional 500,000 common shares valued at $15,500 which was recorded as debt discount and fully amortized during fiscal year 2012.  As of June 30, 2012, the 500,000 common shares related to the March 19, 2012 amendment have not been issued and is recorded as stock payable of $15,500.  On May 16, 2012, the Company entered into a second amendment to extend the loan to November 15, 2012. Pursuant to the second amendment, the Company will issue 100,000 shares of its common stock per month for a period of six months in lieu of interest. As of June 30, 2012, the Company has issued 500,000 common shares valued at $11,000.

(p) On March 12, 2012, the Company issued a $75,000 convertible note to Mr. Leroy Steury. The note was due on June 12, 2012 with an interest rate of 10%.  Mr. Leroy Steury has the right to receive 7.5 million shares of common stock in lieu of unpaid principal and interest before June 17, 2012. The Company recorded a beneficial conversion feature of $75,000 which was fully amortized during fiscal year 2012.  On June 13, 2012, the Company amended the agreement to include the accrued interest of $1,875 on the $75,000 in the principal and extended the note to September 13, 2012. On September 17, 2012, the Company entered into the second amendment to extend the note to December 17, 2012.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Leroy Steury related to this note is 78,230 and $77,780, respectively.

The Company had the following notes payable outstanding as of June 30, 2012 and June 30, 2011:

	June 30, 2012	June 30, 2011

Gold Exploration LLC (a)	$52,699	$52,699
Dated - June 1, 2008

Venture Capital International (b)	12,000	12,000
Dated – March 30, 2009

Venture Capital International (c)	17,000	17,000
Dated - May 7, 2009

Advantage Systems Enterprises Limited (d)	17,000	17,000
Dated – July 3, 2009

Advantage Systems Enterprises Limited (e)	10,000	10,000
Dated – August 7, 2009

Venture Capital International (f)	10,000	10,000
Dated – October 15, 2009

Venture Capital International (g)	7,000	7,000
Dated – October 27,2009

Advantage Systems Enterprises Limited (h)	25,000	25,000
Dated – November 9, 2009

Venture Capital International (i)	5,000	5,000
Dated – November 23, 2009

Strategic Relations Consulting, Inc. (j)	15,000	15,000
Dated – March 31, 2010

Summit Technology Corporation, Inc. (k)	2,000	7,000
Dated November 22, 2010

Gold Exploration LLC (l)	97,000	97,000
Dated – July 29, 2010

Freedom Boat, LLC (m)	250,000	250,000
Dated February 7, 2011

Asher Enterprises, Inc. – Convertible Note (n)	-	53,000
Dated April 6, 2011

Dr. Linh Nguyen (o)	25,000	25,000
Dated May 23, 2011

Charles Chapman (p)	50,000	-
Dated December 27, 2011

Leroy Steury (q)	76,875	-
Dated March 12, 2012

Total Notes payable	$671,574	$602,699
Less: current portion of long-term debt	(671,574)	(573,269)
Less: discount applicable to Freedom Boat, LLC Note	-	(29,430)
Long-term debt	$-	$-

(a) The Company entered into a purchase agreement to purchase mining claims with Gold Exploration LLC in the amount of $99,000 on June 1, 2008. The Company paid $15,000 in cash and issued a note for $84,000 with an interest rate of 12% for the remaining balance. Pursuant to the purchase agreement, $7,000 should be paid each 90 days until the full principal balance plus accrued interest is paid off. As of June 30, 2012 and 2011 the Company principal and interest payable to Gold Exploration LLC for this note is $65,346 and $59,022, respectively.  This note is presently in default.

(b) On March 30, 2009, the Company issued a $12,000 demand promissory note to Venture Capital International, Inc. The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, the Company principal and interest payable to Venture Capital International, Inc. related to this note is $13,932 and $13,332, respectively.

(c) On May 7, 2009, the Company issued a $17,000 demand promissory note to Venture Capital International, Inc.   The note is due on demand and has an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Venture Capital International, Inc. related to this note is $19,648 and $18,798, respectively.

(d) On July 3, 2009, the Company issued a $17,000 demand promissory note to Advantage Systems Enterprise Limited.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Advantage Systems Enterprise Limited related to this note is $19,550 and $18,700, respectively.

(e) On August 7, 2009, the Company issued a $10,000 demand promissory note to Advantage Systems Enterprises Limited.  The note is due on demand with an interest rate of 5%. As of June 30, 2012 and 2011, principal and interest payable to Advantage Systems Enterprise Limited, Inc. related to this note is $11,448 and $10,948, respectively.

(f) On October 15, 2009, the Company issued a $10,000 demand promissory note to Venture Capital International.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Venture Capital International related to this note is $11,353 and $10,853, respectively.

(g) On October 27, 2009, the Company issued a $7,000 demand promissory note to Venture Capital.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Venture Capital International related to this note is $7,936 and $7,586, respectively.

(h) On November 9, 2009, the Company issued a $25,000 demand promissory note to Advantage Systems Enterprise Limited.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Advantage Systems Enterprise Limited related to this note is $28,322 and $27,072, respectively.

(i) On November 23, 2009, the Company issued a $5,000 demand promissory note to Venture Capital International.  The note is due on demand with an interest rate of 5%. As of June 30, 2012 and 2011, principal and interest payable to Venture Capital International related to this note is $5,650 and $5,400, respectively.

(j) On March 31, 2010, the Company issued a $15,000 demand promissory note to Strategic Relations Consulting, Inc.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011 principal and interest payable to Strategic Relations Consulting, Inc. related to this note is $16,689 and $15,939, respectively.

(k) On November 22, 2010, the Company issued a $7,000 demand promissory note to Summit Technologies Corporation, Inc.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Strategic Relations Consulting, Inc. related to this note is $2,311 and $7,211, respectively.

All of the above demand promissory notes issued by the Company were unsecured.

(l) On July 29, 2010, the Company issued 8,300,000 common shares to Gold Exploration LLC, valued at $83,000 (or $0.01 per share) based upon the closing price of the Company’s stock on the date the agreement was executed, to partially repay  $10,000 of principal on the promissory note held by Gold Exploration LLC initially issued to Global Mineral Resources Corporation.  This payment of common stock reduced the outstanding balance of the note held by Gold Exploration LLC to $97,000. The Company recognized a loss on debt conversion of $73,000.  During fiscal year 2012, the note holder called the balance of the note and demanded payment although the agreement states the note is not due until 2015. The note holder indicated that the note was in default because the Company failed to maintain the Midas Placer Mining Claim, collateral which secured the note.  Pursuant to the note agreement, the note should accrue interest at 12% when due or declared due. The note is classified as a current liability on the balance sheets. As of June 30, 2012 and 2011, principal and interest payable to Gold Exploration LLC related to this note is $108,640 and $97,000, respectively.

(m) On February 7, 2011, the Company issued a $250,000 promissory note with an interest rate of 12% per annum to Freedom Boat LLC (“Freedom Boat”). Payment of $2,500 is due monthly from July 5, 2011 through December 5, 2011 with a final payment of interest and principal of $260,000 due on February 7, 2012. Freedom Boat also has a right to royalties under certain conditions. The note is secured by the Hull Lode claim, the West Acre Hull tract, property held by David Janney, former officer, and 10,000,000 of the Company’s common shares currently held in escrow.  Proceeds from the note were used to purchase the Tarantula Mining Claim from Judgetown, LLC.  As of June 30, 2012 and 2011, the remaining principal owed was $250,000.  As of June 30, 2012, the Company has prepaid interest to Freedom Boat LLC of $7,500. This note is presently in default but the Company is negotiating with the holder for an extension of this note.

(n) The Company entered into a convertible promissory note with Asher Enterprises, Inc. on April 6, 2011 in the amount of $53,000. The note was due and payable on January 9, 2012 with an interest rate of 8%.  The note is convertible into 53,127,506 common shares by the holder.  In September 2011, the Company paid $63,125 to satisfy all of the outstanding principal and accrued interest. $10,125 was recorded as interest expense.

(o) The Company entered into a demand promissory note with Linh B. Ngnyen on May 23, 2011 in the amount of $25,000.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Linh B. Ngnyen related to this note is $26,377 and $25,127, respectively.

(p) On December 27, 2011, the Company issued a $50,000 promissory note to Mr. Charles Chapman.  The note was due on February 15, 2012 with an interest rate of 12%.  Pursuant to the note agreement, Mr. Chapman has the right to receive 500,000 shares of the Company’s common stock in lieu of interest payments. On December 28, 2011, the Company issued 500,000 shares valued at $4,000 in lieu of the interest.  On March 19, 2012, the note agreement was amended to extend the due date to May 15, 2012.  Pursuant to the amendment, the Company agreed to issue an additional 500,000 common shares valued at $15,500 which was recorded as debt discount and fully amortized during fiscal year 2012.  As of June 30, 2012, the 500,000 common shares related to the March 19, 2012 amendment have not been issued and is recorded as stock payable of $15,500.  On May 16, 2012, the Company entered into a second amendment to extend the loan to November 15, 2012. Pursuant to the second amendment, the Company will issue 100,000 shares of its common stock per month for a period of six months in lieu of interest. As of June 30, 2012, the Company has issued 500,000 common shares valued at $11,000, within which, $7,700 is recorded as prepaid interest.

(q) On March 12, 2012, the Company issued a $75,000 convertible note to Mr. Leroy Steury. The note was due on June 12, 2012 with an interest rate of 10%.  Mr. Leroy Steury has the right to receive 7.5 million shares of common stock in lieu of unpaid principal and interest before June 17, 2012. The Company recorded a beneficial conversion feature of $75,000 which was fully amortized during fiscal year 2012.  On June 13, 2012, the Company amended the agreement to include the accrued interest of $1,875 on the $75,000 in the principal and extended the note to September 13, 2012. On September 17, 2012, the Company entered into the second amendment to extend the note to December 17, 2012.

5. EQUITY	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Equity [Abstract]
5. EQUITY

Common Stock

On March 31, 2011, the Company increased the authorized common shares to 500,000,000.

During the three months ended September 30, 2012, the Company received cash of $140,000 for the subscription of 8,730,945 common shares. The Company also received cash of $37,500 in October 2012 for the subscription of 2,062,500 common shares. These shares were recorded as subscription receivables.

During the three months ended September 30, 2012, the Company granted 13,000,000 shares of common stock for services of executives and a consultant. These shares were valued at $260,000 based on the trading price of the stock on the date granted. At September 30, 2012, these shares have not been issued and were recorded as stock payable.

Preferred Stock

On June 14, 2011, the Company authorized 20,000,000 shares of Series A Preferred Stock at $0.0001 par value. The Preferred Stock contains certain rights, preferences, privileges, restrictions and other characteristics. Specifically, the Preferred Stock has 100 votes per share, whereas, each share of Common Stock has 1 vote. Preferred Stock holders may vote with holders of the Company’s Common Stock on all matters which common stockholders may vote.  On June 14, 2011, the Company issued 3,000,000 preferred shares valued at $300 to its former CEO/CFO. In August 2011, the former CEO/CFO returned those shares as a result of his resignation from the Company.  The preferred shares were then cancelled.

Common Stock

On March 31, 2011, the Company increased the authorized common shares to 500,000,000.

Preferred Stock

On June 14, 2011, the Company authorized 20,000,000 shares of Series A Preferred Stock at $0.0001 par value. The Preferred Stock contains certain rights, preferences, privileges, restrictions and other characteristics. Specifically, the Preferred Stock has 100 votes per share, whereas, each share of Common Stock has 1 vote. Preferred Stock holders may vote with holders of the Company’s Common Stock on all matters which common stockholders may vote.  On June 14, 2011, the Company issued 3,000,000 preferred shares valued at $300 to its former CEO/CFO. In August 2011, the former CEO/CFO returned those shares as a result of his resignation from the Company.  The preferred shares were then cancelled.

Year ended June 30, 2012

In the year ended June 30, 2012, the Company issued 55,904,764 common shares for $559,000 in cash.  Within the 55,904,764 shares issued, 7,000,000 shares were issued to an investor with a right to sell the shares back to the Company at an interest rate of 12% after April 11, 2012. On April 12, 2012, the holder waived the right to sell the 7,000,000 shares back.  As consideration, the Company issued the investor warrants to purchase 2,500,000 shares of the Company’s common stock at $0.02 per share. The warrants expire on October 11, 2013 and have a fair value of $66,330 on the grant date. Proceeds of $56,000 from this issuance originally recorded as refundable subscriptions have been reclassified to additional paid-in capital.

In June 2012, the Company received $10,000 for a common stock subscription. Those shares have not been issued and the cash received is recorded under common stock payable as of June 30, 2012.

On September 23, 2011, the Company issued 750,000 shares of common stock valued at $7,500 to settle a payable to purchase equipment valued at $2,000. The Company recorded a $5,500 loss on settlement of accounts payable related to this transaction.

During September 2011, as a result of the resignation of David Janney, former Chief Executive Officer and Chief Financial Officer of the Company, Mr. Janney surrendered 20,000,000 common shares and 3,000,000 preferred shares of the Company. These shares were then cancelled and the Company recorded an adjustment to additional paid-in capital of $2,300. Additional paid-in capital was also increased by $19,327 to write off the accrued compensation payable to Mr. Janney initially recorded in prior periods.

During year ended June 30, 2012, the Company issued 2,200,000 shares of common stock to its director, officer and consultants for services valued at $20,100.

During year ended June 30, 2012, the Company issued 1,000,000 shares of common stock for interest payments on a note held by Mr. Charles Chapman. The shares were valued at $15,000.

On February 26, 2012, the Company issued 2,500,000 shares to David Janney, former officer, pursuant to a settlement agreement. See Note 10.

On March 19, 2012, the Company agreed to issue 500,000 shares to a note holder pursuant to an amendment to a note agreement. See Note 4 (p). The shares were valued at $15,500 based on the grant date market price of the stock. Those shares have not been issued and are recorded under common stock payable as of June 30, 2012.

On October 25, 2011 and November 4, 2011, the Company granted its interim CFO, Mr. Peng Foo and a investor relations consultant, Mr. Jack Chow, 1,000,000 and 3,000,000 shares, respectively. Those shares, valued at $42,700, have not been issued and are recorded as disputed payable as of June 30, 2012.

On May 8, 2012, the Company entered into an employment agreement with Mr. Michael Stallings where the Company agreed to issue 500,000 shares of common stock.  The 500,000 shares of common stock were valued at $12,500 based on the market price of grant date and were recorded as stock payable as of June 30, 2012.

Year ended June 30, 2011

On July 29, 2010, the Company issued 8,300,000 common shares valued at $83,000 (or $0.01 per share) based upon the closing price of the Company’s stock on the date the agreement was executed to Gold Exploration LLC towards a $10,000 payment on the promissory note for the Global Mineral Resources Corporation mining claim acquisition note held by Gold Exploration LLC.  This payment of common stock reduced the outstanding balance with Gold Exploration LLC to $97,000 effective September 16, 2010, and the Company recognized a loss on debt conversion of $73,000.

On August 7, 2010, the Company purchased a 160 acre placer mining claim from Global Mineral Resources Corporation.  As partial consideration for the transaction, the Company transferred 41,700,000 restricted common shares valued at $458,700 or $0.011 per share based upon the closing price of the Company’s stock on the date the transaction was executed.

On November 22, 2010, the Company granted 7,220,000 common shares valued at $54,150 (or $0.0075 per share) based on the market price of the Company’s common stock on the date of grant to Summit Technology Corporation, Inc. in satisfaction of outstanding debt. The conversion of debt reduced the corresponding notes payable and accrued interest payable by $28,880, and the Company recognized a loss on debt conversion of $25,270.

On February 7, 2011, the Company granted 5,000,000 common shares valued at $48,387 to Freedom Boat as compensation for modification of their note payable with the company.  This note was discount by $48,387 based on the fair value of common stock issued as part of the note.  As of June 30, 2011, $18,957 of this discount had been amortized over the remaining life of the note.

On February 17, 2011, the Company granted 5,000,000 common shares valued at $62,500 (or $0.0125 per share) based on the market price of the Company’s common stock on the date of grant to Pop Holdings, Inc. in satisfaction of outstanding debt. The conversion of debt reduced the note payable and accrued interest payable by $39,000 and the Company recognized a loss on debt conversion of $23,500.

On May 9, 2011, the Company granted 4,780,000 common shares valued at $42,064 (or $0.0088 per share) based on the market price of the Company’s common stock on the date of grant to Michael Cao in satisfaction of outstanding accounts payable. The share issuance satisfied $14,550 in accounts payables, and the Company recognized a loss on settlement of accounts payable of $27,514.

In the year ended June 30, 2011, the Company issued 34,000,000 common shares at a fair value quoted market price on the date of grant for $175,000 in cash.

In the year ended June 30, 2011, the Company issued 3,777,778 common shares at a fair value quoted market price on the date of grant for $36,372 in the purchase of fixed assets.

In the year ended June 30, 2011, the Company issued 10,800,000 common shares for services at a fair value quoted market price on the date of grant for $88,940 and expensed that as stock issued for services.

In addition to the shares issued for services as noted above, the Company recorded non-cash stock compensation totaling $985,100 for 86,000,000 shares originally thought to have been issued related to conversion of debt.

In October 2011, management learned that the prior CEO/CFO failed to have entity level controls, lacked segregation of duties, among many other internal control deficiencies.  The Company believes that the prior CEO/CFO concealed these matters from the professional advisors until those advisors requested David Janney for additional documentation in which Mr. Janney acknowledged the following to the new Management and independent legal counsel:

a)	December 9, 2010: Tucker Financial Services, Inc. received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

b)	January 24, 2011; Tucker Financial Services, Inc. received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

c)	February 16, 2011: Stock Loan Solutions received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

d)	February 22, 2011: Nicolas Sprung of Tucker Financial Services, Inc. received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

e)	April 18, 2011: Euroline Clearing Corporation received 7,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

f)	April 18, 2011: Enavest International S.A., received 7,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

g)	April 18, 2011: Vanilla Sky, S.A. received 7,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

h)	June 28, 2011: Scott Geisler received 17,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

6. STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Text Block [Abstract]
6. STOCK-BASED COMPENSATION

Effective June 18, 2008, the Board of Directors of the Company approved the 2008 Stock Option and Restricted Stock Plan (the "2008 Plan").  The Plan reserves 1,000,000 shares of common stock for grants of incentive stock options, nonqualified stock options, warrants and restricted stock awards to employees, non-employee directors and consultants performing services for the Company.  Options and warrants granted under the Plan have an exercise price equal to or greater than the fair market value of the underlying common stock at the date of grant and become exercisable based on a vesting schedule determined at the date of grant.  The options expire 2 years from the date of grant whereas warrants generally expire 5 years from the date of grant. Restricted stock awards granted under the 2008 Plan are subject to a vesting period determined at the date of grant.

On June 6, 2011, the Board of Directors of the Company amended the 2008 Plan to increase the reserved grant shares from 1,000,000 common shares to 25,000,000 common shares.  On August 17, 2012, the Board of Directors of the Company amended the 2008 Plan to increase the authorized shares to be granted from 25,000,000 common shares to 35,000,000 common shares.

The cost of all employee stock options, as well as other equity-based compensation arrangements, is reflected in the financial statements over the vesting period based on the estimated fair value of the awards.

A summary of warrant activity for the three months ended September 30, 2012 is presented below:

		Outstanding Options/Warrants
	Shares Available for Grant	Number of Shares Granted	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
June 30, 2012	19,000,000	25,500,000	$0.02	3.72	120,000
Grants		-	$-
Forfeitures		-	-
September 30, 2012	9,500,000	25,500,000	$0.02	3.47	875,000

The Company has 17,500,000 warrants and 8,000,000 options outstanding as of September 30, 2012

The Company values all warrants using the Black-Scholes option-pricing model.  Critical assumptions for the Black-Scholes option-pricing model include the market value of the stock price at the time of issuance, the risk-free interest rate corresponding to the term of the warrant, the volatility of the Company’s stock price, dividend yield on the common stock, as well as the exercise price and term of the warrant.  The warrants are not subject to any form of vesting schedule and, therefore, are exercisable by the holders anytime at their discretion during the life of the warrant.  No discounts were applied to the valuation determined by the Black-Scholes option-pricing model.

On May 8, 2012, the Company granted Mr. Peter Cao, a member of the Company’s Board of Directors, 8,000,000 options to purchase common stock of the Company at a price of $0.025 per share. Options for 4 million common shares vested immediately. After six months of Mr. Cao’s employment with the Company, additional options to purchase 4,000,000 shares at $0.025 per share will vest. The options have a five-year expected life, and were valued at $198,519. At September 30, 2012, unamortized value of this warrant was $33,087.

Current management has not found supporting documents or evidence that the stock option of 2008 or any plan has been rectified by the shareholders and/or Board of Directors. Current management is in the process of determining a method to rectify this situation. Current management is in the process of a method to rectify this situation.

 Effective June 18, 2008, the Board of Directors of the Company approved the 2008 Stock Option and Restricted Stock Plan (the "2008 Plan").  The Plan reserves 1,000,000 shares of common stock for grants of incentive stock options, nonqualified stock options, warrants and restricted stock awards to employees, non-employee directors and consultants performing services for the Company.  Options and warrants granted under the Plan have an exercise price equal to or greater than the fair market value of the underlying common stock at the date of grant and become exercisable based on a vesting schedule determined at the date of grant.  The options expire 2 years from the date of grant whereas warrants generally expire 5 years from the date of grant. Restricted stock awards granted under the Plan are subject to a vesting period determined at the date of grant.

On June 6, 2011, the Board of Directors of the Company amended the 2008 Plan to increase the reserved grant shares from 1,000,000 common shares to 25,000,000 common shares.  On August 17, 2012, the Board of Directors of the Company amended the 2008 Plan to increase the authorized shares to be granted from 25,000,000 to 35,000,000.

The cost of all employee stock options, as well as other equity-based compensation arrangements, is reflected in the financial statements over the vesting period based on the estimated fair value of the awards.

A summary of warrant activity for the year ended June 30, 2012 and 2011 is presented below:

		Outstanding Options
	Shares Available for Grant	Number of Shares Granted	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
June 30, 2010	1,000,000	-	-		$-
Grants		6,000,000	$0.01
Forfeitures		-	-
June 30, 2011	19,000,000	6,000,000	$0.01	3.99	-
Grants		19,500,000	$0.02
Forfeitures		-	-
June 30, 2012	9,500,000	25,500,000	$0.02	3.72	120,000

The Company values all warrants using the Black-Scholes option-pricing model.  Critical assumptions for the Black-Scholes option-pricing model include the market value of the stock price at the time of issuance, the risk-free interest rate corresponding to the term of the warrant, the volatility of the Company’s stock price, dividend yield on the common stock, as well as the exercise price and term of the warrant.  The warrants are not subject to any form of vesting schedule and, therefore, are exercisable by the holders anytime at their discretion during the life of the warrant.  No discounts were applied to the valuation determined by the Black-Scholes option-pricing model.

On November 4, 2011, the Company granted Mr. Jack Chow, consultant, 3,000,000 warrants to purchase common stock of the Company at a price of $0.01 per share. The warrants are fully vested, have a four-year expected life, and were valued at $29,814.

On August 23, 2011 and June 24, 2011, the Company granted Mr. Michael Cao, consultant, 6,000,000 and 6,000,000 warrants, respectively, to purchase common stock of the Company at a price of $0.01 per share. The warrants are fully vested, have a five-year expected life, and were valued at $42,600 and $42,599, respectively.

On May 8, 2012, the Company granted Mr. Peter Cao, a member of the Company’s Board of Directors, 8,000,000 options to purchase common stock of the Company at a price of $0.025 per share. The warrants are fully vested, have a five-year expected life, and were valued at $198,519.

The following inputs and assumptions were used in the option-pricing model:

	Fiscal Year 2012	Fiscal Year 2011
Stock price on grant date	$0.0071~$0.03	$0.0071
Expected dividend yield	None	None
Volatility	238.96%~273.09%	270.33%
Weighted average risk free interest rate	0.77%~0.95%	1.40%
Weighted average expected life (in years)	4.00~5.00	4.00

7. INCOME TAXES	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
7. INCOME TAXES

Deferred tax liabilities and assets are determined based on the difference between financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes are insignificant.

At June 30, 2012, the Company’s had net operating losses of approximately $4,141,107 which expire, if unused, in various years through 2029. Utilization of the net operation loss carry-forwards could be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code.

The Company fully reserved its deferred tax assets because, in the opinion of management, it is more likely than not that the benefits will not be realized based upon the earning history of the Company. The valuation allowance increased $350,580 for the year ended June 30, 2012.

The provision (benefit) for income taxes from continued operations for the year ended June 30, 2012 and 2011 consist of the following:

	June 30, 2012	June 30, 2011
Current:
Federal	$-	$-
State	-	-
	-	-
Deferred:
Federal	(271,581)	(132,101)
State	(78,999)	(38,426)
	(350,580)	(170,527)
Valuation allowance	350,580	170,527
Provision (benefit) for income taxes, net	$-	$-

The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

	June 30, 2012	June 30, 2011

Statutory federal income tax rate	34.0%	34.0%
State income taxes and other	9.0%	9.0%
Valuation allowance	(43.0%)	(43.0%)
Effective tax rate	-	-

Deferred income taxes result from temporary differences in the recognition of income and expenses for the financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

	June 30, 2012	June 30, 2011

Net operating loss carryforward	1,653,958	1,303,378
Valuation allowance	(1,653,958)	(1,303,378)
Deferred income tax asset	$-	-

8. RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	As of September 30, 2012 and June 30, 2012, the Company had payables to a related party of $0 and $18,000, respectively, for services provided.

As of June 30, 2012 and 2011, the Company has payables to related parties of $18,000 and $76,316, respectively, for services provided.

During the year ended June 30, 2012, the Company incurred fees totaling $37,725 to Auric Resources International, Inc., a company controlled by a former director. The director resigned on July 20, 2012.

9. COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
9. COMMITMENT AND CONTINGENCIES

On May 8, 2012, the Company entered into an employment contract with Mr. Peter Cao, Chief Operating Officer. Pursuant to the agreement, the Company will pay monthly compensation of $1,000. Mr. Cao is also entitled to 2,000,000 common shares for the increase in the Company’s market value for every $15 million up to $100 million. Additionally, Mr. Cao was granted options to purchase a total of 8,000,000 common shares. Options for 4 million common shares are exercisable at $0.025 per share and vested immediately. After six months of Mr. Cao’s employment with the Company, additional options to purchase 4,000,000 shares at $0.025 per share will vest. The 8,000,000 options were valued at $198,519, which is being expensed over the vesting periods.  On October 1, 2012, Mr. Cao entered into a new employment agreement with the Company to replace the agreement dated May 8, 2012. The October 1, 2012 agreement states the following:

(1)	Starting October 1, 2012 the Company will pay $4,000 per month;

(2)	8,000,000 share of common stock is granted immediately and valued at $232,000 based on the market price at October 1, 2012.

(3)	Salary will increase as the Company’s monthly production hits the operational milestones as follows:

i.	Production of 200 ounces: salary of $5,000 per month

ii.	Production of 400 ounces: salary of $6,000 per month

iii.	Production of 600 ounces: salary of $7,000 per month

iv.	Production of 800 ounces: salary of $8,000 per month

v.	Production of 1,000 ounces: salary of $9,000 per month

vi.	Production of 1,200 ounces: salary of $10,000 per month

vii.	At production of 1,200 ounces per month or another 4,000,000 shares will be granted.

(4)	Executive will be eligible for bonuses based on a combination of individual performance and company performance which will be determined by the CEO and Board of Directors.

On October 30, 2012, the Company amended the employment agreement to increase the monthly salary to $3,000 per month for the three months ended September 30, 2012.  Mr. Cao also agreed that the 8 million common shares granted on October 1, 2012 replace the 8,000,000 options granted on May 8, 2012.

On June 19, 2012, the Board of Directors appointed Mr. Michael Stojsavljevich as the new Chief Executive Officer, secretary and a member of the Board of Directors.  Mr. Stojsavljevich would receive $5,500 for the first two months and $11,000 per month from the third month of his employment.  Mr. Stojsavljevich is entitled to 2,500,000 shares of common stock quarterly from July 1, 2012 and every quarter thereafter to a total of 10,000,000 shares.  On August 1, 2012, Mr. Stojsavljevich entered into a new employment agreement with Company to replace the agreement dated June 19, 2012 as follows:

(1)	Starting August 1, 2012, the Company will pay $5,500 monthly salary;

(2)	10,000,000 shares of common stock is granted immediately and valued at $200,000 based on the market price at August 1, 2012. On October 30, 2012, Mr. Stojsavljevich entered into an amendment to the employment agreement to say that the term to issue 2,500,000 shares of common stock quarterly from July 1, 2012 and every quarter thereafter to a total of 10,000,000 shares stated in the June 19, 2012 agreement is replaced.

(3)	Salary will increase as the Company monthly production achieves operational milestones as described below:

i.	Production of 200 ounces: salary of $6,500 per month

ii.	Production of 400 ounces: salary of 7,500 per month

iii.	Production of 600 ounces: salary of $8,500 per month

iv.	Production of 800 ounces: salary of $9,500 per month

v.	Production of 1,000 ounces: salary of $10,500 per month

vi.	Production of 1,200 ounces: salary of 11,500 per month

vii.	At a monthly production of 1,200 ounces per month another 4,000,000 shares will be granted.

(4)	Mr. Stojsavljevich will be eligible for bonuses based on a combination of individual performance and company performance which will be determined by the Board of Directors.

On May 10, 2012, the Company entered into a two-year employment contract with Mr. Scott Geisler, Chief Executive Officer at that time. The agreement allows the immediate accrual of unpaid salary from August 29, 2011 at $100,000 per year. The Company also issued stock options to purchase a total of 17,000,000 common shares. Options for 8,500,000 common shares at an exercise price of $0.01 per share vested immediately. Additional options to purchase 8,500,000 common shares at an exercise price of $0.01 per share vested in August 2012. The 17,000,000 options are valued at $507,862. These options have a term of 5 years and can be exercised on a cashless basis.  On June 8, 2012, the Company entered into a mutual release agreement with Mr. Geisler.  That mutual release agreement superseded the employment agreement dated May 10, 2012. Pursuant to the mutual release agreement, Mr. Geisler would receive $75,000 in the next 25 months commencing July 15, 2012, and 7,500,000 shares of the Company’s common stock.   On June 1, 2012, Mr. Geisler resigned as Chief Executive Officer of the Company.

On October 30, 2012 we learned that former President and CEO, Scott Geisler, filed suit against the company on September 20, 2012, in the Circuit Court of the Sixth Judicial District in the State of Florida. The Company has not yet been served with the summons and complaint or filed an answer. Mr. Geisler asserts that the Company is in default with respect to payments under a Settlement and Mutual Release Agreement entered into upon his resignation as an officer and director of the Company and effective June 8, 2012. Mr. Geisler claims monetary damages "in excess of $15,000," attorneys' fees, court costs and seeks the issuance of 7,500,000 shares of common stock that is provided for under the Settlement and Mutual Release Agreement. We have engaged legal counsel to represent the Company in this dispute and counsel has identified defenses to the claims and setoffs. We are  optimistic that a settlement of the dispute will be reached in the near future without having a materially adverse effect on our financial condition or results of operations.

Currently, the Company is carrying the amount of $293,450 as a disputed payable until resolved, which include other disputed payables.

The Company entered into a purchase agreement to purchase mining claims from Gold Exploration LLC in the amount of $99,000 on June 1, 2008. The agreement requires the Company to make royalty payments equal to 2% of the Net Smelter Returns (“NSR”) per year. The Company had no NSR for the three months ended September 30, 2012 and no royalties were paid.  The agreement does not have any commitment dates of when production is to begin.

On February 7, 2011 the Company entered into a $250,000 promissory note agreement with Freedom Boat which bears interest rate at 12%.  The agreement includes a royalty payment which includes 5% in royalty of its gross profits from gold extraction form the Tarantula Placer Mine and 5% royalty payment from Hull Placer Mine.

On February 7, 2011, David Janney, former officer, entered an agreement with Amazon Holding LLC to pay a finder’s fee for raising $250,000 in the acquisition of mining property. On January 19, 2012, Amazon Holding LLC demanded the Company make the payment. The dispute is still pending but the Company believes that it is not likely that Amazon Holding LLC will prevail if a suit is filed against the Company related to this agreement.

 On May 8, 2012, the Company entered into an employment contract with Mr. Peter Cao, Chief Operating Officer. Pursuant to the agreement, the Company will pay monthly compensation of $1,000. Mr. Cao is also entitled to 2,000,000 common shares for the increase in the Company’s market value for every $15 million up to $100 million. Additionally, Mr. Cao was granted options to purchase a total of 8,000,000 common shares. Options for 4 million common shares are exercisable at $0.025 per share and vested immediately. After six months of Mr. Cao’s employment with the Company, additional options to purchase 4,000,000 shares at $0.025 per share will vest. The 8,000,000 options were valued at $198,519, which is being expensed over the vesting periods.

On May 10, 2012, the Company entered into a two-year employment contract with Mr. Scott Geisler, Chief Executive Officer. The agreement allows the immediate accrual of unpaid salary from August 29, 2011 at $100,000 per year. The Company also issued stock options to purchase a total of 17,000,000 common shares. Options for 8,500,000 common shares at an exercise price of $0.01 per share vested immediately. Additional options to purchase 8,500,000 common shares at an exercise price of $0.01 per share will vest in August 2012. The 17,000,000 options are valued at $507,862. These options have a term of 5 years and could be exercised on a cashless basis.  On June 2, 2012, the Company entered into a mutual release agreement with Mr. Geisler.  That mutual release agreement superseded the employment agreement dated May 10, 2012. Pursuant to the mutual release agreement, Mr. Geisler would receive $75,000 in the next 25 months commencing July 15, 2012, and 7,500,000 shares of the Company’s common stock.   On June 1, 2012, Mr. Geisler resigned as Chief Executive Officer of the Company. The Company disputes both agreements as all information was not fully disclosed to the Board of Directors and was negotiated in bad faith. As of June 30, 2012, a disputed payable of $221,250 is recorded related to this mutual release agreement.

On June 19, 2012, the Board of Directors appointed Mr. Michael Stojsavljevich as the new Chief Executive Officer, secretary and a member of the Board of Directors.  Mr. Stojsavljevich will receive $5,500 for the first two months and $11,000 per month from the third month of his employment.  Mr. Stojsavljevich is entitled to 2,500,000 shares of common stock quarterly from July 1, 2012 and every quarter thereafter to a total of 10,000,000 shares.

The Company entered into a purchase agreement to purchase mining claims from Gold Exploration LLC in the amount of $99,000 on June 1, 2008. The agreement requires the Company to make royalty payments equal to 2% of the Net Smelter Returns (“NSR”) per year. The Company had no Net Smelter Returns for the year ended June 30, 2012 and no royalties were paid.  The agreement does not have any commitment dates of when production is to begin.

On June 17, 2011, the Company signed a joint venture agreement with Osiris Gold, Inc., a Colorado Corporation, and Sial Exploration, Inc., a Colorado Corporation (collectively, the “Partners”). The Partners are actively involved with the exploration, development, and mining of mineral deposits in the regional southwest. The agreement involves a 1,351 acre mining claim in the historic Red Mountain Mining District of Colorado’s San Juan Mountains. The Company and its Partners agreed to form Red Mountain LLC to operate and manage the joint venture through a joint venture company.  The Company will receive an initial 10% ownership interest in the joint venture company with the potential to increase that share to a maximum of 49%.  Pursuant to the agreement, the Company shall make a payment of $50,000 upon the execution of the agreement, a payment of $800,000 on July 1, 2011, and another payment of $700,000 on August 1, 2011. $50,000 was paid in June 2011 and fully impaired during the fiscal year ended June 30, 2011. No additional payments that were scheduled have been paid. The Company has settled this agreement and paid the outstanding legal fees of $3,170 during the fiscal year ended June 30, 2012.

On February 7, 2011 the Company entered into a $250,000 promissory note agreement with Freedom Boat which bears interest rate at 12%.  The agreement includes a royalty payment which includes 5% in royalty of its gross profits from gold extraction form the Tarantula Placer Mine and 5% royalty payment from Hull Placer Mine.

During the year ended June 30, 2011, prior management converted 80% of two notes from Venture Capital International for $12,000 dated March 30, 2009 and $17,000 dated May 7, 2009.  86,000,000 shares of common stock were issued to convert $23,200 in debt and $2,323 in accrued interest.  The fair value of those shares was $985,100.  The difference of $959,577 was expensed as compensation.  The prior CEO/CFO requested that Venture Capital International assign those notes to Gustavo Cifuentes Palma.  The Company was provided a signed debt purchase agreement purportedly executed by both Venture Capital International and Gustavo Cifuentes Palma dated November 2010.  Gustavo Cifuentues Palma then assigned 10% of these notes each to Tucker Financial Services, Inc., Vanilly Sky, S.A., Stock Loan Solutions, Euroline Clearing Corporation, Enavest Internacional S.A., and Nicolas Sprung.  In October 2011, the Company learned that the signatures on the original debt purchase agreement from Venture Capital International by Gustavo Cifuentes Palma were forgeries.  The agreement was never executed by Venture Capital International and Venture Capital International was never paid for the debt purchase.  Since the assignments have been deemed forgeries, the Company has recorded the stock issued as compensation and recorded compensation expense of $985,100.  The Company is uncertain of the affiliation between the prior CEO/CFO and Gustavo Cifuentes Palma and if he had any knowledge of the forgeries.

On October 25, 2011, David Janney resigned from all positions he held at the Company, including but not limited to, Chief Executive Officer, Chief Financial Officer, Chairman and member of the Board of Directors, and Secretary.  Scott Geisler was appointed Chief Executive Officer, President and Secretary of the Company.  Pen-Mun Foo was appointed Chief Financial Officer of the Company.

In October 2011, new management learned that the prior CEO/CFO failed to have entity level controls, lacked segregation of duties, among many other internal control deficiencies.  The Company believes that the prior CEO/CFO concealed these matters from the professional advisors until those advisors requested David Janney for additional documentation in which Mr. Janney acknowledged the following to new management and independent legal counsel:

1.	The Company was informed that the prior CEO/CFO, created a series of promissory notes, such form of notes being provided by a lawyer named John Thomas, Esq. These promissory notes and documentation provided a signed assignment of two promissory notes with Venture Capital, Inc. a group from Switzerland. Over time, including discussions with the prior CEO/CFO, new management was able to directly contact a representative of Venture Capital who claims that its signatures on the notes and the later conversions to equity were forged. The alleged improper assignment orchestrated the issuance of converted allegedly improperly transferred debt for the following numbers of shares:

a)	December 9, 2010: Tucker Financial Services, Inc. received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.
b)	January 24, 2011; Tucker Financial Services, Inc. received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

c)	February 16, 2011: Stock Loan Solutions received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.
d)	February 22, 2011: Nicolas Sprung of Tucker Financial Services, Inc. received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

e)	April 18, 2011: Euroline Clearing Corporation received 7,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.
f)	April 18, 2011: Enavest International S.A., received 7,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

g)	April 18, 2011: Vanilla Sky, S.A. received 7,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.
h)	June 28, 2011: Scott Geisler received 17,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although Mr. Geisler had no knowledge of the documentation provided by John Thomas was false) for the conversion of $2,900 of debt. On February 23, 2012, the Company cancelled the common shares and reissued based upon the original pricing of the shares.

All legal opinions related to these conversions, documentations, and issuances of shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 were prepared by John Thomas, Esq.

2.	The prior CEO/CFO personally sent $39,000 to a cable company in the Dominican Republic in which current management has been informed that David Janney owns/controls this company. The Company settled this issue with David Janney in the settlement agreement discussed in Note 10.

3.	John Thomas signed various documents as a Board member of the Company, a position which he has never lawfully held, including the transaction with Asher Enterprises, Inc., pursuant to which Asher received 53,000,000 shares of Bonanza common stock which represented about thirty-two (32%) percent of the issued and outstanding shares of the Company in exchange for a $53,000 promissory note. Current management has negotiated the cash payment of this note and has cancelled the 53,000,000 common shares held in escrow.

In September 2011, David Janney created Board of Directors minutes dated June 15, 2011 for shares issued to employees of the company and included 1,000,000 shares issued to Frank Baumgartner.  Mr. Baumgartner was never issued the common shares as new management could not find any documents to support such issuance and the Company does not intend to issue these 1,000,000 common shares to Frank Baumgartner.

On February 7, 2011, David Janney entered an agreement with Amazon Holding LLC to pay a finder’s fee for raising $250,000 in the acquisition of mining property. On January 19, 2012, Amazon Holding LLC demanded the Company to make the payment. The dispute is still pending but the Company believes that it is not possible that Amazon Holding LLC will prevail if a suit is filed against the Company according to this agreement.

10. LOSS ON SETTLEMENT OF LITIGATION	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
10. LOSS ON SETTLEMENT OF LITIGATION

On February 26, 2012, the Company entered into a settlement agreement with David Janney (former CEO/CFO) for his actions related to wrongfully issued common stock of the Company, among many other things. The settlement agreement includes the following terms:

a.	The Company agreed to issue 5 million shares of restricted Bonanza Goldfields common stock to Mr. Janney as a form of compensation. The shares will be paid in two tranches. The first 2,500,000 shares should be issued upon the execution of the settlement and was issued on March 19, 2012. The second 2,500,000 shares were to be issued six months from the execution date of the settlement but have not been issued.

b.	The funds held in escrow by Christine Wright at the Wright Law Firm, P.A. on behalf of Freedom Boat, LLC for a loan under Mr. Janney’s name will be considered payment in full for Mr. Janney's return of 20,000,000 shares to the treasury on August 29, 2011.

c.	Mr. Janney agreed not to sell any more than 1,000,000 shares of his personal holdings of Bonanza Goldfields common stock in the open market in any thirty-day period.

d.	Mr. Janney agreed to return to the Company all of the Company’s property in his possession or in the possession of his family or agents including without limitation Bonanza's files and all documentation (and all copies thereof) dealing with the finances, operations and activities of the Company, its clients, employees or suppliers.

The Company recorded a loss of $59,000 on this settlement during the year ended June 30, 2012.

During the year ended June 30, 2012, the Company learned that the title of Midas Placer Claim which the Company purchased from Global Minerals, Inc., a company controlled by Mr. David Janney, was never transferred to the Company. As such, the Company is currently in dispute with Mr. Janney.

On February 26, 2012, the Company entered into a settlement agreement with David Janney (our former CEO/CFO) for his actions related to wrongfully issued common stock of the Company, among many other things. The settlement agreement includes the following terms:

a.	The Company agreed to issue 5 million shares of restricted Bonanza Goldfields common stock to Mr. Janney as a form of compensation. The shares will be paid in two tranches. The first 2,500,000 shares should be issued upon the execution of the settlement and is issued on March 19, 2012. The second 2,500,000 shares were to be issued six months from the execution date of the settlement but have not been issued.

b.	The funds held in escrow by Christine Wright at the Wright Law Firm, P.A. on behalf of Freedom Boat, LLC for a loan under Mr. Janney’s name will be considered payment in full for Mr. Janney's return of 20,000,000 shares to the treasury on August 29, 2011.

c.	Mr. Janney agreed not to sell any more than 1,000,000 shares of his personal holdings of Bonanza Goldfields common stock in the open market in any thirty-day period.

d.	Mr. Janney agreed to return to the Company all of the Company’s property in his possession or in the possession of his family or agents including without limitation Bonanza's files and all documentation (and all copies thereof) dealing with the finances, operations and activities of the Company, its clients, employees or suppliers.

The Company recorded loss of $59,000 on this settlement during the year ended June 30, 2012.

During the year ended June 30, 2012, the Company learned that the title of Midas Placer Claim which the Company purchased from Global Minerals, Inc., a company controlled by Mr. David Janney, was never transferred to the Company. As such, the Company is currently in dispute with Mr. Janney.

11. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Subsequent Events [Abstract]
11. SUBSEQUENT EVENTS

On October 1, 2012, the Company entered into a new employment agreement with Peter Cao (see Note 8). On October 25, 2012, the Company amended the employment agreements of Peter Cao and Michael Stojsavljevich to clarify certain terms in the new employment agreements (see Note 8).

On October 1, 2012, the Company entered into a Note and Warrant Purchase Agreement (the "Purchase Agreement") with Tonaquint, Inc., a Utah corporation ("Tonaquint"), whereby the Company issued (i) a secured convertible promissory note of the Company in the principal amount of $1,660,000 (the "Promissory Note") and (ii) a warrant to purchase a number of the Company’s common stock equal to $1,660,000 divided by the Market Price (the "Warrant"). Market Price means 65% of the arithmetic average of the 3 lowest volume-weighted average prices of the stock price during the 20 consecutive trading day period immediately preceding the date of the conversion. The Market Price will be adjusted for any stock split, stock dividend, stock combination or other similar transaction. The warrant also contains a cashless exercise provision subject to certain limitations. The Warrant has an exercise price of is $0.075 per share and can be exercised at any time within five years after October 1, 2012.

The Promissory Note is due 30 months from the issuance date of October 1, 2012 (“Maturity Date”) and has an interest rate of 8% payable monthly. The Promissory Note, if prepaid, has a penalty of 135% prepayment obligation. The total amount funded (in cash and notes) at closing will be $1,500,000, representing the principal amount of $1,660,000 less an original issuance discount of $150,000 and the payment of $10,000 to cover Tonaquint’s fees. The payments from Tonaquint consisted of $150,000 in cash advanced at closing and $1,350,000 in a series of three secured Buyer Mortgage Notes and one Promissory Note with interest rates of 5% described in more detail below. The Company also has the right to offset the payment of any of these notes and not receive payment for such notes or be obligated to pay such portion of the notes, subject to certain conditions and obligations. The shares of common stock underlying the Promissory Note and Warrant are to be registered by a registration statement  pursuant to the terms and conditions of a registration rights agreement.

Beginning on the earlier of the date that is (i) 30 calendar days after the effective date of a registration statement and (ii) 180 calendar days after October 1, 2012, and each month thereafter, the Company shall pay to Tonaquint principal payments of $69,167 plus the sum of any accrued and unpaid interest due on such date by converting such amount at a conversion price equals to the lower of the (i) conversion price in effect ($0.05 per share if no anti-dilution adjustment) (ii) 65% of the arithmetic average of the 3 lowest volume-weighted average prices of the stock price during the 20 consecutive trading day period immediately preceding the date of the payment date.

Tonaquint has the right to convert, subject to restrictions described in the Promissory Note, all or a portion of the outstanding amount of the Promissory Note that is eligible for conversion into shares of the Company’s common stock. The conversion price of the Promissory Note is $0.05 per share.

Each of the Promissory Note and the Warrant contain "blocker provisions" such that Tonaquint shall not be permitted to hold by virtue of payment of interest or principal under the Promissory Note or conversion of the Promissory Note or the exercise of the Warrant a number of shares of common stock exceeding 4.99% of the number of shares of the Company’s common stock outstanding (the “4.99% Cap”). The Company shall not be obligated and shall not issue its common stock which would exceed the 4.99% Cap until such time as the 4.99% Cap would no longer be exceeded by any such receipt of shares of common stock by Tonaquint.

Tonaquint's obligation to fund the Company is evidenced by 3 Buyer Mortgage Notes, in the principal amount of $50,000, $150,000, and $400,000. The Buyer Mortgage Notes are secured by certain real property owned by Tonaquint located in Cook County, Illinois.  Tonaquint’s obligation to fund the Company is further evidenced by a Promissory Note in the amount of $750,000. Each Buyer Mortgage Note and the Promissory Note is due and payable on or before the earlier of (i) 60 days following the occurrence of the Maturity Date (as defined in the Promissory Note), and (ii) subject to certain conditions described in each Buyer Mortgage Note and the Promissory Note.  The Buyer Mortgage Notes and Promissory Note each contain standard events of default related to payment, certain covenants and bankruptcy events.

Pursuant to the Purchase Agreement, the Company shall reserve 75 million shares of common stock beginning on October 1, 2012 and ending 4 months after October 1, 2012. The Company shall not enter into any equity line of credit or financing arrangement or other transaction that involves issuing securities that are convertible into common stock (including without limitation selling convertible debt, warrants or convertible preferred stock), or otherwise issue Common Stock (a) with conversion, exercise or similar mechanics or reset provisions that vary according to the market price of the common stock without a floor at or higher than $0.01 or (b) at a fixed price which is lower than $0.01, without the prior written consent of Tonaquint. Without the prior written consent of Tonaquint, the Company agrees not to declare or make any dividend or other distributions of its assets.

The Purchase Agreement contains representations and warranties of the Company and Tonaquint that are customary for transactions of this kind. The Purchase Agreement contains certain penalties and damages in the event the Tonaquint is unable to sell shares of the Company’s common stock under Rule 144 because the Company is not current in regards to its required reports under the Securities Exchange Act of 1934, as amended, or if the Company fails to timely deliver (generally within five business days) any shares of common stock issuable to Tonaquint upon conversion of the Promissory Note or exercise of the Warrant.

On July 27, 2012, the Company issued 7,500,000 common shares to Scott Geisler in accordance with his mutual release agreement with the Company.  The shares were valued at $146,250.  The shares issued are currently held in escrow and are not considered outstanding.

On July 31, 2012, the Company appointed Baoky Vu as a member of the Board of Directors and granted 1,000,000 shares of the Company’s common stock to Mr. Vu as a bonus, valued at $20,000.

On September 13, 2012, the Company entered into an agreement with Choice Capital Group, Inc. for Choice Capital Group to act as a transaction facilitator to acquire certain proprietary extraction technology. According the agreement, the Company shall escrow 20,000,000 common shares during the testing period of this technology.

On September 18, 2012, the Company entered into a mining claims lease agreement with Judgetown LLC (“Judgetown”) to lease 130.76 acres land located in Yavapai, Arizona for 2 years.  Under the lease agreement, the Company has the option to purchase the mining claims for $1,500,000, with all lease payments over the 2-year lease subtracted from the $1,500,000.  As initial consideration for the lease, the Company shall pay to Judgetown $100,000 within ninety days after October 15, 2012. After the first lease payments, the Company needs to pay Judgetown $30,000 every 3 months for the rest of the lease term.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Notes to Financial Statements
Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company's latest Annual Report filed with the SEC on Form 10-K for the year ended June 30, 2012.  In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein.  The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year.  Notes to the unaudited interim consolidated financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year as reported in the Form 10-K have been omitted.

The Company prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) the disclosure of contingent assets and liabilities known to exist as of the date the financial statements are published, and (iii) the reported amount of net sales and expenses recognized during the periods presented. Adjustments made with respect to the use of estimates often relate to improved information not previously available. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of financial statements; accordingly, actual results could differ from these estimates.

Management evaluates these estimates and assumptions on a regular basis.  Actual results could differ from those estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) the disclosure of contingent assets and liabilities known to exist as of the date the financial statements are published, and (iii) the reported amount of net sales and expenses recognized during the periods presented.  Adjustments made with respect to the use of estimates often relate to improved information not previously available.  Uncertainties with respect to such estimates and assumptions are inherent in the preparation of financial statements; accordingly, actual results could differ from these estimates.

Management evaluates these estimates and assumptions on a regular basis.  Actual results could differ from those estimates.

Exploration Stage Company

The Company's financial statements are prepared pursuant to SEC guidance and Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 915, Development Stage Entities, as it devotes substantially all of its efforts to acquiring and exploring mining interests that will eventually provide sufficient net profits to sustain the Company’s existence.

 The Company's financial statements are prepared pursuant to SEC guidance and Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 915, Development Stage Entities, as it devotes substantially all of its efforts to acquiring and exploring mining interests that will eventually provide sufficient net profits to sustain the Company’s existence.

Mineral property rights

All direct costs related to the acquisition of mineral property rights are capitalized. Exploration costs are charged to operations in the period incurred until such time as it has been determined that a property has economically recoverable reserves, at which time subsequent exploration costs and the costs incurred to develop a property are capitalized. The Company reviews the carrying values of its mineral property rights whenever events or changes in circumstances indicate that their carrying values may exceed their estimated net recoverable amounts. An impairment loss is recognized when the carrying value of those assets is not recoverable and exceeds its fair value. As of September 30, 2012, management has determined that there was no impairment loss required for the three months then ended.

At such time as commercial production may commence, depletion of each mining property will be provided on a unit-of-production basis using estimated proven and probable recoverable reserves as the depletion base. In cases where there are no proven or probable reserves, depletion will be provided on the straight-line basis over the expected economic life of the mine.

All direct costs related to the acquisition of mineral property rights are capitalized. Exploration costs are charged to operations in the period incurred until such time as it has been determined that a property has economically recoverable reserves, at which time subsequent exploration costs and the costs incurred to develop a property are capitalized.  The Company reviews the carrying values of its mineral property rights whenever events or changes in circumstances indicate that their carrying values may exceed their estimated net recoverable amounts.  An impairment loss is recognized when the carrying value of those assets is not recoverable and exceeds its fair value.  As of June 30, 2012, management has determined that there was no impairment loss required as compared to impairment loss of $615,700 required on June 30, 2011.

At such time as commercial production may commence, depletion of each mining property will be provided on a unit-of-production basis using estimated proven and probable recoverable reserves as the depletion base.  In cases where there are no proven or probable reserves, depletion will be provided on the straight-line basis over the expected economic life of the mine.

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant, and equipment, and purchased intangibles, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Goodwill and other intangible assets are tested for impairment.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Management has determined that there is no impairment loss required for the three months ended September 30, 2012.

Long-lived assets, such as property, plant, and equipment, and purchased intangibles, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Goodwill and other intangible assets are tested for impairment.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. As of June 30, 2011, management has determined that there was impairment loss required of $647,822.  There was no impairment loss required for June 30, 2012.

Asset Retirement Obligations

The Company had no operating properties at September 30, 2012, but the Company’s mineral properties will be subject to standards for mine reclamation that are established by various governmental agencies.  For these non-operating properties, the Company accrues costs associated with environmental remediation obligations when it is probable that such costs will be incurred and they are reasonably estimable.  Costs of future expenditures for environmental remediation are not discounted to their present value.  Such costs are based on management's current estimate of amounts that are expected to be incurred when the remediation work is performed within current laws and regulations.

It is reasonably possible that due to uncertainties associated with defining the nature and extent of possible environmental contamination, application of laws and regulations by regulatory authorities, and changes in remediation technology, the ultimate cost of remediation and reclamation could change in the future.  The Company continually reviews its accrued liabilities for such remediation and reclamation costs as evidence becomes available indicating that its remediation and reclamation liability has changed.

The Company recognizes the fair value of a liability for an asset retirement obligation in the period in which it is incurred, if a reasonable estimate of fair value can be made.  The associated asset retirement costs are capitalized as part of the carrying amount of the associated long-lived assets and depreciated over the lives of the assets on a units-of-production basis.  Reclamation costs are accreted over the life of the related assets and are adjusted for changes resulting from the passage of time and changes to either the timing or amount of the original present value estimate on the underlying obligation.  There were no asset retirement obligations as of September 30, 2012 as there are presently no underlying obligations.

The Company had no operating properties at June 30, 2012, but the Company’s mineral properties will be subject to standards for mine reclamation that are established by various governmental agencies.  For these non-operating properties, the Company accrues costs associated with environmental remediation obligations when it is probable that such costs will be incurred and they are reasonably estimable.  Costs of future expenditures for environmental remediation are not discounted to their present value.  Such costs are based on management's current estimate of amounts that are expected to be incurred when the remediation work is performed within current laws and regulations.

It is reasonably possible that due to uncertainties associated with defining the nature and extent of possible environmental contamination, application of laws and regulations by regulatory authorities, and changes in remediation technology, the ultimate cost of remediation and reclamation could change in the future.  The Company continually reviews its accrued liabilities for such remediation and reclamation costs as evidence becomes available indicating that its remediation and reclamation liability has changed.

The Company recognizes the fair value of a liability for an asset retirement obligation in the period in which it is incurred, if a reasonable estimate of fair value can be made.  The associated asset retirement costs are capitalized as part of the carrying amount of the associated long-lived assets and depreciated over the lives of the assets on a units-of-production basis.  Reclamation costs are accreted over the life of the related assets and are adjusted for changes resulting from the passage of time and changes to either the timing or amount of the original present value estimate on the underlying obligation.  There were asset retirement obligations as of June 30, 2012 as there are presently no underlying obligations.

Property and Equipment

Property and equipment is recorded at cost and depreciated over the estimated useful lives of the assets using principally the straight-line method. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds realized thereon.  Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

Property and equipment is recorded at cost and depreciated over the estimated useful lives of the assets using principally the straight-line method. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds realized thereon.  Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

The range of estimated useful lives used to calculated depreciation for principal items of property and equipment are as follow:

Asset Category	Depreciation/ Amortization Period
Furniture and Fixture	5 Years
Office equipment	3 Years
Leasehold improvements	5 Years

Income Taxes

Deferred income taxes are provided, to reflect the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company follows a two-step approach to ultimately recognize and measure uncertain tax positions.  The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement.  The Company considers many factors when evaluating and estimating the Company's tax positions and tax benefits, which may require periodic adjustments.  At September 30, 2012, the Company did not record any liabilities for uncertain tax positions.

Deferred income taxes are provided based on the provisions of ASC Topic 740, Income Taxes, to reflect the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company follows a two-step approach to ultimately recognize and measure uncertain tax positions.  The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement.  The Company considers many factors when evaluating and estimating the Company's tax positions and tax benefits, which may require periodic adjustments.  At June 30, 2012, the Company did not record any liabilities for uncertain tax positions.

Concentration of Credit Risk	The Company maintains its operating cash balances in banks in Phoenix, Arizona. The Federal Depository Insurance Corporation (“FDIC”) insures accounts at each institution up to $250,000.	The Company maintains its operating cash balances in banks in Phoenix, Arizona. The Federal Depository Insurance Corporation (“FDIC”) insures accounts at each institution up to $250,000.
Share-Based Compensation

The measurement of the cost of services received in exchange for an award of an equity instrument is based on the grant-date fair value of the award.  Compensation cost is recognized when the event occurs.  The Black-Scholes option-pricing model is used to estimate the fair value of options granted.

The measurement of the cost of services received in exchange for an award of an equity instrument is based on the grant-date fair value of the award.  Compensation cost is recognized when the event occurs.  The Black-Scholes option-pricing model is used to estimate the fair value of options granted.

Basic and Diluted Net Loss Per Share

Net loss per common share was computed by dividing the net loss by the weighted average number of common shares outstanding during the period.  The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding.  Diluted net loss per share for the Company is the same as basic net loss per share, as during the period where a net loss is reported, the inclusion of common stock equivalents would be antidilutive and are therefore excluded from the calculation.

At September 30, 2012 and 2011, common stock equivalents consisted of warrants to purchase 25,500,000 and 12,000,000 shares of common stock, respectively.

Net loss per common share was computed by dividing the net loss by the weighted average number of common shares outstanding during the period.  The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding.  Diluted net loss per share for the Company is the same as basic net loss per share, as during period where a net loss is reported, the inclusion of common stock equivalents would be antidilutive.

At June 30, 2012 and 2011, common stock equivalents consisted of warrants to purchase 25,500,000 and 6,000,000 shares of common stock, respectively.

Fair Value of Financial Instruments

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties other than in a forced sale or liquidation.

The carrying amounts of the Company’s financial instruments, including cash, accounts payable and accrued liabilities, accrued interest and related party payable, approximate fair value due to their most maturities.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties other than in a forced sale or liquidation.

The carrying amounts of the Company’s financial instruments, including cash, accounts payable and accrued liabilities, accrued interest and related party payable, approximate fair value due to their most maturities.

Reclassifications	Certain prior year amounts have been reclassified to conform to the current period presentation for comparative purposes.	Certain prior year amounts have been reclassified to conform to the current period presentation for comparative purposes.
Recent Accounting Pronouncements

The Company’s management does not believe that any recently issued effective pronouncements, or pronouncements issued but not yet effective, if adopted, would have a material effect on the accompanying financial statements.

 The Company’s management does not believe that any recently issued effective pronouncements, or pronouncements issued but not yet effective, if adopted, would have a material effect on the accompanying financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Summary Of Significant Accounting Policies Tables
Property and Equipment

The range of estimated useful lives used to calculated depreciation for principal items of property and equipment are as follow:

Asset Category	Depreciation/ Amortization Period
Furniture and Fixture	5 Years
Office equipment	3 Years
Leasehold improvements	5 Years

Asset Category	Depreciation/ Amortization Period
Furniture and Fixture	5 Years
Office equipment	3 Years
Leasehold improvements	5 Years

3. MINING CLAIMS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Mining Claims

The following is a detail of mining claims at September 30, 2012 and June 30, 2012:

	September 30, 2012	June 30, 2012
Midas Placer Mining Claim (fully impaired)	$565,700	$565,700
Tarantula Mining Claim	250,000	250,000
Osiris Gold Joint Venture (fully impaired)	50,000	50,000
Total mining and equipment activity	865,700	865,700
Accumulated impairment of mining claims	(615,700)	(615,700)
Total Mining Claims	$250,000	$250,000

	June 30, 2012	June 30, 2011
Midas Placer Mining Claim (fully impaired)	$565,700	$565,700
Tarantula Mining Claim	250,000	250,000
Osiris Gold Joint Venture (fully impaired)	50,000	50,000
Total mining and equipment activity	865,700	865,700
Accumulated impairment of mining claims	(615,700)	(615,700)
Total Mining Claims	$250,000	$250,000

4. NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Debt Disclosure [Abstract]
Notes Payable Outstanding
The Company had the following notes payable outstanding as of September 30, 2012 and June 30, 2012:

	September 30, 2012	June 30, 2012
Gold Exploration LLC (a)
Dated - June 1, 2008	$52,699	$52,699

Venture Capital International (b)
Dated – March 30, 2009	12,000	12,000

Venture Capital International (c)
Dated - May 7, 2009	17,000	17,000

Advantage Systems Enterprises Limited (d)
Dated – July 3, 2009	17,000	17,000

Advantage Systems Enterprises Limited (e)
Dated – August 7, 2009	10,000	10,000

Venture Capital International (f)
Dated – October 15, 2009	10,000	10,000

Venture Capital International (g)
Dated – October 27,2009	7,000	7,000

Advantage Systems Enterprises Limited (h)
Dated – November 9, 2009	25,000	25,000

Venture Capital International (i)
Dated – November 23, 2009	5,000	5,000

Strategic Relations Consulting, Inc. (j)
Dated – March 31, 2010	15,000	15,000

Summit Technology Corporation, Inc. (k)
Dated November 22, 2010	2,000	7,000

Gold Exploration LLC (l)
Dated July 29, 2010	97,000	97,000

Freedom Boat, LLC (m)
Dated February 7, 2011	250,000	250,000

Dr. Linh B. Nguyen (n)
Dated May 23, 2011	25,000	25,000

Mr. Charles Chapman (o)
Dated December 27, 2011	50,000	50,000

Mr. Leroy Steury
Dated March 12, 2012 (p)	76,875	76,875
Total notes and convertible note payable	671,574	671,574
Less current portion of long-term debt	(671,574)	(671,574)
Long term debt	$-	$-

	June 30, 2012	June 30, 2011

Gold Exploration LLC (a)	$52,699	$52,699
Dated - June 1, 2008

Venture Capital International (b)	12,000	12,000
Dated – March 30, 2009

Venture Capital International (c)	17,000	17,000
Dated - May 7, 2009

Advantage Systems Enterprises Limited (d)	17,000	17,000
Dated – July 3, 2009

Advantage Systems Enterprises Limited (e)	10,000	10,000
Dated – August 7, 2009

Venture Capital International (f)	10,000	10,000
Dated – October 15, 2009

Venture Capital International (g)	7,000	7,000
Dated – October 27,2009

Advantage Systems Enterprises Limited (h)	25,000	25,000
Dated – November 9, 2009

Venture Capital International (i)	5,000	5,000
Dated – November 23, 2009

Strategic Relations Consulting, Inc. (j)	15,000	15,000
Dated – March 31, 2010

Summit Technology Corporation, Inc. (k)	2,000	7,000
Dated November 22, 2010

Gold Exploration LLC (l)	97,000	97,000
Dated – July 29, 2010

Freedom Boat, LLC (m)	250,000	250,000
Dated February 7, 2011

Asher Enterprises, Inc. – Convertible Note (n)	-	53,000
Dated April 6, 2011

Dr. Linh Nguyen (o)	25,000	25,000
Dated May 23, 2011

Charles Chapman (p)	50,000	-
Dated December 27, 2011

Leroy Steury (q)	76,875	-
Dated March 12, 2012

Total Notes payable	$671,574	$602,699
Less: current portion of long-term debt	(671,574)	(573,269)
Less: discount applicable to Freedom Boat, LLC Note	-	(29,430)
Long-term debt	$-	$-

6. STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Text Block [Abstract]
Warrant Activity

A summary of warrant activity for the three months ended September 30, 2012 is presented below:

		Outstanding Options/Warrants
	Shares Available for Grant	Number of Shares Granted	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
June 30, 2012	19,000,000	25,500,000	$0.02	3.72	120,000
Grants		-	$-
Forfeitures		-	-
September 30, 2012	9,500,000	25,500,000	$0.02	3.47	875,000

		Outstanding Options
	Shares Available for Grant	Number of Shares Granted	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
June 30, 2010	1,000,000	-	-		$-
Grants		6,000,000	$0.01
Forfeitures		-	-
June 30, 2011	19,000,000	6,000,000	$0.01	3.99	-
Grants		19,500,000	$0.02
Forfeitures		-	-
June 30, 2012	9,500,000	25,500,000	$0.02	3.72	120,000

Option pricing model assumptions
	Fiscal Year 2012	Fiscal Year 2011
Stock price on grant date	$0.0071~$0.03	$0.0071
Expected dividend yield	None	None
Volatility	238.96%~273.09%	270.33%
Weighted average risk free interest rate	0.77%~0.95%	1.40%
Weighted average expected life (in years)	4.00~5.00	4.00

7. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Provision (benefit) for income taxes
	June 30, 2012	June 30, 2011
Current:
Federal	$-	$-
State	-	-
	-	-
Deferred:
Federal	(271,581)	(132,101)
State	(78,999)	(38,426)
	(350,580)	(170,527)
Valuation allowance	350,580	170,527
Provision (benefit) for income taxes, net	$-	$-

Effective Tax Rate
	June 30, 2012	June 30, 2011

Statutory federal income tax rate	34.0%	34.0%
State income taxes and other	9.0%	9.0%
Valuation allowance	(43.0%)	(43.0%)
Effective tax rate	-	-

Deferred Income Tax Asset
	June 30, 2012	June 30, 2011

Net operating loss carryforward	1,653,958	1,303,378
Valuation allowance	(1,653,958)	(1,303,378)
Deferred income tax asset	$-	-

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Furniture and Fixture
Depreciation and Amortization Period	5 years	5 years
Office equipment
Depreciation and Amortization Period	3 years	3 years
Leasehold improvements
Depreciation and Amortization Period	5 years	5 years

3. MINING CLAIMS (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Total mining and equipment activity	$ 865,700	$ 865,700	$ 865,700
Accumulated impairment of mining claims	(615,700)	(615,700)	(615,700)
Total Mining Claims	250,000	250,000	250,000
Midas Placer Mining Claim fully impaired
Total mining and equipment activity	565,700	565,700	565,700
Tarantula Mining Claim
Total mining and equipment activity	250,000	250,000	250,000
Osiris Gold Joint Venture fully impaired
Total mining and equipment activity	$ 50,000	$ 50,000	$ 50,000

4. NOTES PAYABLE (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Notes Payable Details
Gold Exploration LLC (a) Dated - June 1, 2008	$ 52,699	$ 52,699	$ 52,699
Venture Capital International (b) Dated – March 30, 2009	12,000	12,000	12,000
Venture Capital International (c) Dated - May 7, 2009	17,000	17,000	17,000
Advantage Systems Enterprises Limited (d) Dated – July 3, 2009	17,000	17,000	17,000
Advantage Systems Enterprises Limited (e) Dated – August 7, 2009	10,000	10,000	10,000
Venture Capital International (f) Dated – October 15, 2009	10,000	10,000	10,000
Venture Capital International (g) Dated – October 27,2009	7,000	7,000	7,000
Advantage Systems Enterprises Limited (h) Dated – November 9, 2009	25,000	25,000	25,000
Venture Capital International (i) Dated – November 23, 2009	5,000	5,000	5,000
Strategic Relations Consulting, Inc. (j) Dated – March 31, 2010	15,000	15,000	15,000
Summit Technology Corporation, Inc. (k) Dated November 22, 2010	2,000	2,000	7,000
Gold Exploration LLC (l) Dated – July 29, 2010	97,000	97,000	97,000
Freedom Boat, LLC (m) Dated February 7, 2011	250,000	250,000	250,000
Asher Enterprises, Inc. – Convertible Note (n) Dated April 6, 2011			53,000
Dr. Linh Nguyen (o) Dated May 23, 2011	25,000	25,000	25,000
Charles Chapman (p) Dated December 27, 2011	50,000	50,000
Leroy Steury (q) Dated March 12, 2012	76,875	76,875
Total Notes payable	671,574	671,574	602,699
Less: current portion of long-term debt	671,574	(671,574)	(573,269)
Less: discount applicable to Freedom Boat, LLC Note		0	(29,430)
Long-term debt

6. STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Stock-Based Compensation Details
Shares available for grant, Beginning	19,000,000	19,000,000	19,000,000	1,000,000
Number of Options Outstanding, Beginning	25,500,000	6,000,000	6,000,000
Number of Options Granted			19,500,000	6,000,000
Number of Options Forfeited
Shares available for grant, Ending	9,500,000	19,000,000	19,000,000	19,000,000
Number of Options Outstanding, Ending	25,500,000	25,500,000	25,500,000	6,000,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.02	$ 0.01	$ 0.01
Weighted Average Exercise Price Granted			$ 0.02	$ 0.01
Weighted Average Exercise Price Forfeited
Weighted Average Exercise Price Outstanding, Ending	$ 0.02	$ 0.02	$ 0.02	$ 0.01
Weighted Average Remaining Contractual Life (in years) Outstanding	3 years 5 months 20 days	3 years 8 months 20 days	3 years 8 months 23 days	3 years 11 months 28 days
Aggregate Intrinsic Value Outstanding, Ending	$ 875,000	$ 120,000

6. STOCK-BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock-Based Compensation Details 1
Stock price on grant date, maximum	$ 0.03	$ 0.0071
Stock price on grant date, minimum	$ 0.0071	$ 0.0071
Expected dividend yield	0.00%	0.00%
Volatility Minimum	238.96%	270.33%
Volatility Maximum	273.09%	270.33%
Weighted average Risk-free interest rate minimum	0.77%	0.14%
Weighted average Risk-free interest rate maximum	0.95%	0.14%
Weighted average expected life	4 years	4 years
Weighted average expected life, maximum	5 years	4 years

7. INCOME TAXES (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details
Federal
State
Deferred:
Federal	(271,581)	(132,101)
State	(78,999)	(38,426)
Total	(350,580)	(170,527)
Valuation allowance	350,580	170,527
Provision (benefit) for income taxes, net

7. INCOME TAXES (Details 1)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details 1
Statutory federal income tax rate	34.00%	34.00%
State income taxes and other	9.00%	9.00%
Valuation allowance	(43.00%)	(43.00%)
Effective tax rate

7. INCOME TAXES (Details 2) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details 2
Net operating loss carryforward	$ 1,653,958	$ 1,303,378
Valuation allowance	(1,653,958)	(1,303,378)
Deferred income tax asset

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Summary Of Significant Accounting Policies Details Narrative
Asset retirement obligations		$ 0
Uncertain tax position, current		0
Uncertain tax position, noncurrent		$ 0
Warrants in common stock equivalents	25,500,000	25,500,000	25,500,000	6,000,000

4. NOTES PAYABLE (Details Narrative) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Notes Payable Details Narrative
Gold Exploration LLC (a) Principal and Interest Payable	$ 66,941	$ 65,346	$ 59,022
Venture Capital International (b) Principal and Interest Payable	14,083	13,932	13,332
Venture Capital International (c) Principal and Interest Payable	19,862	19,648	18,798
Advantage Systems Enterprises Limited (d) Principal and Interest Payable	19,764	19,550	18,700
Advantage Systems Enterprises Limited (e) Principal and Interest Payable	11,574	11,448	10,948
Venture Capital International (f) Principal and Interest Payable	11,479	11,353	10,853
Venture Capital International (g) Principal and Interest Payable	8,024	7,936	7,586
Advantage Systems Enterprises Limited (h) Principal and Interest Payable	28,637	28,322	27,072
Venture Capital International (i) Principal and Interest Payable	5,713	5,650	5,400
Strategic Relations Consulting, Inc. (j) Principal and Interest Payable	16,878	16,689	15,939
Summit Technology Corporation, Inc. (k) Principal and Interest Payable	2,336	2,311	7,211
Gold Exploration LLC (l) Principal and Interest Payable	111,574	108,640	97,000
Freedom Boat, LLC (m) prepaid interest	250,000	7,500
Dr. Linh Nguyen (o)Principal and Interest Payable		26,377	25,127
Charles Chapman (p) prepaid interest	$ 78,230	$ 7,700

5. EQUITY (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Equity Details Narrative
Shares Common stock issued to director, officer, and consultants	13,000,000	2,200,000
Value Common stock issued to director, officer, and consultants	$ 260,000	$ 20,100	$ 88,940
Shares issued during period for cash	8,730,945
Shares issued during period, Value	$ 140,000

7. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
Jun. 30, 2012
Income Taxes Details Narrative
Net operating losses	$ 4,141,107
Increase in valuation allowance for deferred tax assets	$ 350,580

8. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Related Party Transactions [Abstract]
Fees incurred from Auric Resources, a company controlled by a former director	$ 37,725
Payables to a related party		$ 0

9. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Commitments And Contingencies Details Narrative
Increased monthly salary	$ 3,000
Disputed payable	$ 221,250	$ 221,250